                               SOGEN FUNDS, INC.



                                        SoGen International Fund


                                        SoGen Overseas Fund

[GRAPHIC]
                                        SoGen Gold Fund


                                        SoGen Money Fund




                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 1998

                               SoGen Funds, Inc.

                             THE PRESIDENT'S LETTER

Dear Shareholder:

  At the SoGen Funds, we have been so-called "value" investors on your behalf for almost twenty years. Over such a long period of time, "value"--as the SoGen International Fund's long-term record demonstrates--has been the appropriate approach for risk averse investors. Yet, during the most recent turmoil in global equity markets, value was not quite as helpful as usual in reducing risk.

  Our long-time focus on the securities of small and medium size companies has not helped either lately. In the past few weeks, however, those securities started acting better in the U.S., and we expect that they will do the same overseas, after a multi-year period of poor returns relative to large compa-nies.

  The world is a dangerous place today, we believe. Therefore, we intend--more than ever--to stay on the side of caution. At the same time, whenever invest-ment opportunities seem to surface, we stand ready to investigate and, if deemed appropriate, to invest.

SOGEN INTERNATIONAL FUND

  Over the past fifteen years (September 30, 1983 to September 30, 1998) the value of an investment in your Fund increased at a compounded average annual rate of 12.4%. Over the past ten and five years, the rates were 10.3% and 8.0%, respectively. Over the past twelve months the net asset value declined 10.3%.*

  As of September 30, 1998 your Fund's net assets, on an economic basis, were invested as follows:

             U.S. stocks(/1/)                   21.3%
             Foreign stocks(/1/)                35.6
             U.S. dollar bonds                  19.5
             Foreign currency bonds              4.8
             Gold-related securities             5.2
             U.S. dollar cash and
              equivalents(/2/)                  13.6
                                               -----
                                               100.0%
                                               =====

--------
(/1/Includes)convertible bonds with moderate premia.
(/2/Includes)floating rate securities.

  The ten largest equity holdings were: Buderus AG (German manufacturer of heating systems); Secom Co., Ltd. (Japanese provider of security services); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); Bank for Inter-national Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Manpower Inc. (leading global temporary employ-ment organization); Legrand ADP (French low-voltage electrical fittings manu-facturer); Freeport McMoRan Copper & Gold, Inc., Preferred Series "B', "C' and "D' (gold and silver-related securities); Dole Food Company, Inc. (worldwide producer and distributor of fruits and vegetables); Societe Generale d'Affichage D.R.C. (Swiss billboard advertising company); and Applied Power Inc. Class "A' (U.S. manufacturer of electronic protection equipment).

SOGEN OVERSEAS FUND

  From inception (five years and one month ago), the value of an investment in your Fund increased at a compounded average annual rate of 8.1%. Over the past twelve months the net asset value declined 12.1%.*

  As of September 30, 1998 your Fund's net assets, on an economic basis, were invested as follows:

             Foreign stocks(/1/)      80.0%
             U.S. dollar bonds         7.9
             Foreign currency bonds    7.3
             Cash and equivalents      4.8
                                     -----
                                     100.0%
                                     =====

--------
(/1/Includes)convertible bonds with moderate premia.

  The ten major holdings were Secom Co., Ltd. (Japanese provider of security services); Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Buderus AG (German manu-facturer of heating systems); Kuhne & Nagel International AG Bearer (Swiss based freight forwarding company); Societe Generale d'Affichage D.R.C. (Swiss billboard advertising company); Sagem ADP (French electronics company); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); Sika Finanz AG Bearer (Swiss specialty chemicals producer); Legrand ADP (French low-voltage electri-cal fittings manufacturer); and Toho Co., Ltd. (Japanese media company).

SOGEN GOLD FUND

  From inception (five years and one month ago) the value of an investment in your Fund decreased at a compounded average annual rate of 5.6%. Over the past twelve months, the net asset value declined 28.7%.*

  As of September 30, 1998 your Fund's net assets, on an economic basis, were invested as follows:

             Bank for International             14.0%
              Settlements
              (U.S. and French Tranches)
             Freeport McMoRan Copper and Gold   17.2
              (Preferred Series B, C, and D)
             U.S. securities                    14.6
             Canadian securities                13.7
             Australian and New Zealand
              securities                         3.1
             South African securities           24.7
             Miscellaneous securities           11.5
             Cash and equivalents                1.2
                                               -----
                                               100.0%
                                               =====

  Over the past few years, some selling by smaller central banks and the fear that large holders of gold (particularly among European central banks) would also engage in selling, have contributed to keeping gold prices low. However, it may become apparent this year that large European central banks do not in-tend to sell. Also, the world financial crisis, if it continues to fester, may help gold regain some status as a safe haven.

SOGEN MONEY FUND

  Short-term interest rates remain low. Any increase in the future would proba-bly be associated with either higher inflation in the U.S., or a recovery in the economies of Japan and the rest of Asia.

                                          Sincerely yours,

                                          /s/ Jean-Marie Eveillard

                                          Jean-Marie Eveillard
                                          President

November 4, 1998


--------
* These figures assume the immediate reinvestment of all dividends and distri-butions and do not give effect to the deduction of the Fund's sales load. (See the "Investment Results" section of this report for further informa-tion.)

                               SoGen Funds, Inc.
                               INVESTMENT RESULTS

             COMPARISONS OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                    IN SOGEN FUNDS, INC. AND VARIOUS INDICES

                            SoGen International Fund


            AVERAGE ANNUAL RATES OF RETURN AS OF SEPTEMBER 30, 1998

                           [LINE GRAPH APPEARS HERE]

               1 YEAR               5 YEAR             10 YEAR
              --------              ------             -------
              (13.63%)               7.14%              9.89%

                                             JP MORGAN
                       SOGEN       MSCI        GLOBAL
                   INTERNATIONAL   WORLD     GOVERNMENT    CONSUMER
                       FUND        INDEX     BOND INDEX   PRICE INDEX
                   -------------  --------   ----------   -----------
       9/30/88         9,628       10,000      10,000       10,000
       9/30/89        11,355       12,516      10,767       10,443
       9/30/90        11,393        9,818      11,631       11,087
       9/30/91        13,119       12,227      13,321       11,463
       9/30/92        14,801       12,103      15,532       11,806
       9/30/93        17,507       14,553      16,818       12,132
       9/30/94        19,773       15,653      16,996       12,492
       9/30/95        21,576       17,906      19,707       12,809
       9/30/96        24,178       20,354      20,704       13,202
       9/30/97        28,610       25,263      21,397       13,487
       9/30/98        25,671       25,297      24,146       13,679

                               SoGen Funds, Inc.
                         INVESTMENT RESULTS (continued)

                              SoGen Overseas Fund

            AVERAGE ANNUAL RATES OF RETURN AS OF SEPTEMBER 30, 1998

                           [LINE GRAPH APPEARS HERE]

                                                    SINCE INCEPTION
               1 YEAR               5 YEAR             (8/31/93)
              --------              -------            ---------
              (15.43%)               7.41%               7.29%


                            SOGEN        MSCI
                           OVERSEAS      EAFE       CONSUMER
                             FUND        INDEX     PRICE INDEX
                         -------------  --------   -----------
             8/31/93         9,625       10,000       10,000
             9/30/93         9,625        9,775       10,014
             3/31/94        11,107       10,204       10,152
             9/30/94        11,569       10,736       10,311
             3/31/95        11,280       10,824       10,442
             9/30/95        12,336       11,357       10,573
             3/31/96        13,477       12,159       10,738
             9/30/96        13,995       12,336       10,897
             3/31/97        15,116       12,336       11,035
             9/30/97        16,273       13,838       11,132
             3/31/98        16,627       14,631       11,180
             9/30/98        14,298       12,684       11,291


                              SoGen Gold Fund

            AVERAGE ANNUAL RATES OF RETURN AS OF SEPTEMBER 30, 1998

                           [LINE GRAPH APPEARS HERE]

                                                    SINCE INCEPTION
               1 YEAR               5 YEAR             (8/31/93)
              --------              -------            ---------
              (31.37%)              (6.42%)             (6.28%)


                       SOGEN       WORLD       FT GOLD      CONSUMER
                     GOLD FUND     INDEX     MINES INDEX   PRICE INDEX
                   -------------  --------   -----------   -----------
       8/31/93         9,625       10,000      10,000         10,000
       9/30/93         9,644        9,813       8,922         10,014
       3/31/94        10,991       10,032      10,826         10,152
       9/30/94        12,098       10,555      12,362         10,311
       3/31/95        10,976       10,967      10,264         10,442
       9/30/95        11,784       12,074      10,561         10,573
       3/31/96        12,602       13,163      12,414         10,738
       9/30/96        11,707       13,725       9,849         10,897
       3/31/97        11,063       14,394       8,706         11,035
       9/30/97        10,082       17,035       8,111         11,132
       3/31/98         8,050       18,995       6,091         11,180
       9/30/98         7,191       17,058       5,855         11,291



Performance is historical and is not indicative of future results. The Funds' results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. The MSCI EAFE Index and the MSCI World Index returns assume reinvestment of dividends and the JP Morgan Global Government Bond Index assumes that a coupon payment received in one currency is immediately reinvested back into the bonds in the country's index. The FT Gold Mines Index is only available without dividends reinvested. Unlike Fund returns, the indices do not reflect any fees or expenses.

                               SoGen Funds, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  Despite continued concerns over the impact of the Asian crisis on global economies, U.S. and European stock market indices continued to surge ahead un-til mid-July 1998. At that time, three successive developments caused all mar-kets to reverse course and to fall steeply: Russia devalued its currency and defaulted on its Ruble denominated obligations, the outlook in Latin America worsened as Brazil became an area of increased concern, and finally, a large, highly leveraged U.S. hedge fund collapsed in September. Within a few weeks, mature stock markets lost 20% to 30% while emerging markets were once again decimated. In such an environment, small capitalization stocks fared even worse than large capitalization stocks, suffering steep losses.

  In Asia, Japanese equities weakened further in reaction to the release of de-teriorating economic data and slow progress made toward the implementation of long-awaited banking reforms. Global market developments placed other Asian markets under additional pressure. In Latin America, the possibility of addi-tional currency devaluations continued to weigh on local stock markets.

SOGEN INTERNATIONAL FUND

  The Fund's net asset value declined 12.27%* between April 1, 1998 and Septem-ber 30, 1998. While few individual stock holdings were spared--most suffered declines--the Fund was somewhat protected by its cash and U.S. Treasury hold-ings which had gained until early September. Gold related securities also per-formed relatively well during the month of August since gold bullion rose in price. Yet, in the latter part of September, global equity markets began to stabilize and recovered some of their losses, while the U.S. bond market lost ground after interest rates were cut. The performance of the dollar also im-pacted the Fund's NAV since the Fund did not fully benefit from the weakening dollar due to partial hedges in place throughout the period.

SOGEN OVERSEAS FUND

  The Fund's net asset value declined 14.01%* during the six month period ended September 30, 1998. The performance can be explained by the fact that the Over-seas Fund is more fully invested in stocks than the International Fund; conse-quently, as foreign equities remained under significant pressure through the end of September, the Overseas Fund's net asset value lost substantial ground. The performance of the dollar also had a mixed effect on the NAV, since the Fund did not fully benefit from the weakness of the dollar due to partial hedges in place throughout the period.

SOGEN GOLD FUND

  Between April 1, 1998 and September 30, 1998, the price of gold fell slight-ly, ending the period at $296.95 per ounce. The Gold Fund's net asset value de-clined 10.67%* over the period. Precious metals remained extremely volatile during the period, but gained in the latter part of the summer as global equity markets suffered serious setbacks. As markets stabilized, bullion prices and mining stocks fell back. The Gold Fund's holdings remain widely diversified across the world. We continue to avoid speculative and overpriced mining stocks, while favoring securities that we consider proxies for the price of gold.

--------
* These figures assume the immediate reinvestment of all dividends and distri-butions and do not give effect to the deduction of the Fund's sales load. (See the "Investment Results" section of this report for further informa-tion.)

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

   NUMBER                                              COST          VALUE
 OF SHARES                                           (NOTE 1)       (NOTE 1)
 ---------                                           --------       --------
            COMMON AND PREFERRED STOCKS--U.S.
            GOLD RELATED (1.65%)
    727,500 Freeport McMoRan Copper & Gold
             Inc., Preferred Series "C' (d)....   $   24,477,371 $   11,640,000
    600,000 Freeport McMoRan Copper & Gold
             Inc., Preferred Series "B' (d)....       21,347,115     11,550,000
    485,000 Freeport McMoRan Copper & Gold
             Inc., Preferred Series "D' (d)....       10,022,366      6,365,625
      6,992 Case, Pomeroy & Co., Inc. Class
             "A'...............................        6,899,798      7,446,480
    295,000 Newmont Mining Corporation.........       10,713,856      7,153,750
    300,000 Homestake Mining Company (c).......        5,748,184      3,637,500
                                                  -------------- --------------
                                                      79,208,690     47,793,355
                                                  -------------- --------------
            METALS AND MINERALS (0.29%)
    165,000 Reynolds Metals Company............        8,406,068      8,384,063
                                                  -------------- --------------
            ENERGY (2.80%)
  3,655,000 San Juan Basin Royalty Trust (c)...       24,782,004     25,356,563
    285,000 Murphy Oil Corporation.............       12,374,370     11,043,750
    250,000 Burlington Resources Inc...........        9,515,782      9,343,750
    486,100 North European Oil Royalty Trust
             (c)...............................        7,805,235      7,777,600
  1,245,000 Kaneb Services, Inc. (a)...........        4,318,833      6,225,000
    550,000 Rowan Companies, Inc. (a)..........        4,186,651      6,153,125
    370,000 ENSCO International Incorporated...        3,013,001      4,000,625
    135,000 Weatherford International, Inc.
             (a)...............................        3,143,280      2,919,375
    104,455 Patina Oil & Gas Corporation $1.78
             Conv. Pfd.........................        2,949,500      2,252,311
     50,000 Sealed Air Corporation $2 Pfd.
             "A'...............................        2,126,764      1,806,250
    142,500 Halter Marine Group Inc. (a).......        1,659,193      1,620,937
     35,000 Tosco Financing Trust $2.875 Conv.
             Pfd. (b)..........................        1,905,313      1,522,500
    250,241 The Home-Stake Oil & Gas Company...          825,100      1,361,311
                                                  -------------- --------------
                                                      78,605,026     81,383,097
                                                  -------------- --------------
            FOREST PRODUCTS (2.30%)
    675,000 Rayonier Inc.......................       22,718,215     26,325,000
    624,000 Greif Bros. Corporation Class "A'..       11,246,751     20,592,000
    245,000 The Mead Corporation...............        6,502,423      7,212,188
    325,000 Longview Fibre Company.............        5,693,979      4,367,188
    215,000 Georgia-Pacific Corporation, Timber
             Group.............................        4,620,285      4,179,063
    135,000 Deltic Timber Corporation..........        2,429,065      2,430,000
     54,000 Plum Creek Timber Company, L.P.....          213,222      1,539,000
                                                  -------------- --------------
                                                      53,423,940     66,644,439
                                                  -------------- --------------
            AGRICULTURE (0.10%)
     75,000 Deere & Company....................        1,085,028      2,268,750
        497 J.G. Boswell Company (a)...........          573,840        580,247
                                                  -------------- --------------
                                                       1,658,868      2,848,997
                                                  -------------- --------------
            AUTOMOTIVE (0.32%)
    300,000 Bandag Incorporated, Class "A'.....       15,255,998      9,300,000
                                                  -------------- --------------
            BUILDING MATERIALS (0.16%)
    310,000 Justin Industries..................        4,388,750      4,766,250
                                                  -------------- --------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

   NUMBER                                              COST          VALUE
 OF SHARES                                           (NOTE 1)       (NOTE 1)
 ---------                                           --------       --------
            COMMON AND PREFERRED STOCKS--U.S.
             (continued)
            CAPITAL GOODS (1.39%)
    496,000 Blount International, Inc. Class
             "A'...............................   $    8,756,465 $   11,780,000
    445,000 Woodward Governor Company..........        8,989,190     10,235,000
    500,000 Kaiser Ventures Inc. (a)...........        6,163,495      5,375,000
     85,000 Tennant Company....................        2,174,319      3,171,563
     65,000 Waste Management, Inc..............        2,108,140      3,124,062
     95,000 The Manitowoc Company, Inc.........        1,140,415      2,861,875
      4,805 Conbraco Industries, Inc. (a)(e)...        1,568,050      2,842,157
    140,000 MFRI, Inc. (a).....................          781,252        805,000
                                                  -------------- --------------
                                                      31,681,326     40,194,657
                                                  -------------- --------------
            SPECIALTY CHEMICALS (1.06%)
  2,323,500 Lawter International, Inc. (c).....       27,446,796     16,845,375
    815,000 LeaRonal, Inc. (c).................        8,389,295     13,855,000
                                                  -------------- --------------
                                                      35,836,091     30,700,375
                                                  -------------- --------------
            TRANSPORTATION (0.46%)
    175,000 Burlington Northern Santa Fe
             Corporation.......................        5,113,283      5,600,000
     60,000 AMR Corporation (a)................        2,148,774      3,326,250
    115,468 Heartland Express, Inc. (a)........          194,998      1,905,222
     65,000 Florida East Coast Industries,
             Inc...............................        1,164,929      1,885,000
     77,500 Boyd Brothers Transportation, Inc.
             (a)...............................          821,250        561,875
                                                  -------------- --------------
                                                       9,443,234     13,278,347
                                                  -------------- --------------
            ELECTRONICS (1.00%)
    965,000 Applied Power Inc. Class "A'.......       16,605,745     26,356,563
    345,000 BEI Technologies Inc...............        1,971,186      2,565,938
                                                  -------------- --------------
                                                      18,576,931     28,922,501
                                                  -------------- --------------
            TECHNOLOGY (1.73%)
    845,000 NCR Corporation (a)................       24,665,851     24,293,750
    500,000 Wang Laboratories Inc..............       10,488,535      9,687,500
    250,000 The Learning Company, Inc. (a).....        7,209,491      4,953,125
    265,000 Evans & Sutherland Computer
             Corporation (a)...................        6,798,838      3,478,125
    372,100 Aydin Corporation (a)(c)...........        4,596,401      3,139,594
    145,000 Teltrend, Inc. (a).................        2,221,141      1,921,250
    165,000 Scott Technologies Inc., Class "A'
             (a)...............................        2,427,162      1,835,625
     72,500 Scott Technologies Inc., Class "B'
             (a)...............................        1,080,385        842,812
                                                  -------------- --------------
                                                      59,487,804     50,151,781
                                                  -------------- --------------
            CONSUMER PRODUCTS (2.31%)
    765,000 Dole Food Company, Inc.............       22,214,912     27,635,625
    500,000 Sturm, Ruger & Company, Inc........        7,200,561      7,812,500
    196,647 Allen Organ Company, Class "B'.....        6,223,084      6,980,968
    315,000 Furniture Brands International,
             Inc. (a)..........................        2,122,682      6,142,500
    100,000 Adolph Coors Company, Class "B'....        1,958,150      4,593,750
    165,000 Jostens, Inc.......................        3,232,860      3,423,750
    100,000 Polaroid Corporation...............        3,227,536      2,456,250
    194,000 Baldwin Piano & Organ Company
             (a)(c)............................        2,000,750      2,255,250
    735,000 The Topps Company, Inc. (a)........        4,072,338      2,067,188
    200,000 A.T. Cross Company, Class "A'......        2,508,927      1,425,000

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

   NUMBER                                                  COST        VALUE
 OF SHARES                                               (NOTE 1)    (NOTE 1)
 ---------                                               --------    --------
            COMMON AND PREFERRED STOCKS--U.S.
             (continued)
            CONSUMER PRODUCTS (continued)
     85,000 St. John Knits, Inc......................   $ 1,461,040 $ 1,370,625
    300,000 Paragon Trade Brands, Inc. (a)...........     4,651,195     975,000
                                                        ----------- -----------
                                                         60,874,035  67,138,406
                                                        ----------- -----------
            DISTRIBUTION (1.20%)
    725,000 Hancock Fabrics, Inc.....................     7,081,749   6,978,125
    120,000 Wal-Mart Stores, Inc.....................     2,695,275   6,555,000
    100,000 McDonald's Corporation...................     4,684,095   5,968,750
    143,088 Weyco Group Inc..........................     1,457,019   3,845,490
    405,000 Venator Group Inc. (a)...................     5,969,775   3,518,438
    455,000 Smart & Final Inc........................     7,465,921   3,241,875
    155,000 LESCO, Inc...............................     2,315,361   2,131,250
     45,000 Tricon Global Restaurants, Inc. (a)......     1,219,060   1,755,000
     65,000 Stage Stores Inc. (a)....................     1,208,059     792,188
                                                        ----------- -----------
                                                         34,096,314  34,786,116
                                                        ----------- -----------
            HEALTH CARE (0.20%)
     65,000 Johnson & Johnson, Inc...................     1,256,763   5,086,250
    400,000 BEI Medical Systems Inc. (c).............       681,560     800,000
                                                        ----------- -----------
                                                          1,938,323   5,886,250
                                                        ----------- -----------
            MEDIA (1.73%)
    375,000 GC Companies, Inc. (a)...................    12,637,752  14,484,375
    140,000 Pulitzer Publishing Company Class "A'....     2,932,927  11,077,500
    490,000 Hollinger International Inc. Class "A'...     5,418,495   7,043,750
    335,000 The Reader's Digest Association, Inc.
             Class "A'...............................     8,678,015   6,406,875
    245,000 Gibson Greetings, Inc. (a)...............     5,073,193   4,976,563
    585,000 United States Satellite Broadcasting
             Company, Inc. Class "A' (a).............     5,958,087   4,131,562
     34,924 Mills Music Trust (e)....................     1,055,337   1,327,112
    300,000 Integrity Incorporated, Class "A' (a)....     1,901,415     787,500
                                                        ----------- -----------
                                                         43,655,221  50,235,237
                                                        ----------- -----------
            SERVICES (1.91%)
  1,500,000 Manpower Inc.............................    50,250,074  30,656,250
    755,000 UniFirst Corporation (c).................    10,918,846  20,337,812
    185,000 Borg-Warner Security Corporation (a).....     3,307,202   2,590,000
     79,792 KinderCare Learning Centers, Inc. (a)....     1,024,327   1,795,320
                                                        ----------- -----------
                                                         65,500,449  55,379,382
                                                        ----------- -----------
            FINANCIAL COMPANIES (0.30%)
    100,000 Riggs National Corporation 10 3/4% Non-
             Cum. Pfd., Series "B'...................     2,545,000   2,750,000
     55,000 Leucadia National Corporation............     1,941,825   1,612,187
    127,500 East Texas Financial Services, Inc. (c)..       959,375   1,450,312
     77,500 Redwood Financial, Inc. (a)(c)...........       715,313   1,026,875
     28,113 Metairie Bank and Trust Company (e)......       492,423     934,757
     45,000 First Federal Financial Bancorp, Inc.
             (c).....................................       490,100     720,000
     20,000 Catskill Financial Corporation...........       210,000     282,500
                                                        ----------- -----------
                                                          7,354,036   8,776,631
                                                        ----------- -----------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

   NUMBER                                                  COST        VALUE
 OF SHARES                                               (NOTE 1)    (NOTE 1)
 ---------                                               --------    --------
            COMMON AND PREFERRED STOCKS--U.S.
             (continued)
            UTILITIES (1.09%)
    405,000 CalEnergy Company, Inc. (a)..............   $ 8,206,616 $10,732,500
    210,000 CalEnergy Capital Trust 6 1/2% Conv. Pfd.
             (b).....................................    10,076,250   8,610,000
     49,000 CalEnergy Capital Trust 6 1/4% Conv. Pfd.
             "TIDES' (b).............................     2,450,000   2,450,000
      5,000 CalEnergy Capital Trust 6 1/2% Conv.
             Pfd.....................................       233,750     205,000
    165,000 The Montana Power Company................     3,539,107   7,373,438
     65,000 Idaho Power Company......................     1,604,025   2,181,563
                                                        ----------- -----------
                                                         26,109,748  31,552,501
                                                        ----------- -----------
            REAL ESTATE (2.41%)
    590,000 Crescent Real Estate Equities Company....     9,118,757  14,897,500
     59,000 Crescent Operating Income, Inc. (a)......        58,410     413,000
    556,896 Archstone Communities Trust..............     9,435,782  11,346,753
    450,000 Security Capital European Realty (e).....     8,999,990   9,000,000
    225,000 Security Capital Group, Inc. Class "B'
             (a).....................................     3,683,179   4,050,000
      3,971 Security Capital Group, Inc. Class "A'
             (a).....................................     3,196,621   3,613,263
    175,000 Security Capital U.S. Realty SICAF.......     1,949,581   1,872,500
    485,000 Catellus Development Corporation (a).....     3,708,185   6,305,001
    303,625 Alico, Inc...............................     5,959,497   5,123,672
    411,957 Pacific Retail Trust (e).................     4,625,320   4,943,486
    200,000 Price Enterprises, Inc...................       654,677   1,012,500
    215,000 Price Enterprises, Inc. Pfd..............     2,434,618   2,875,625
    100,000 St. Joe Corporation......................     1,809,341   2,387,500
     50,000 Prologis Trust Convertible Pfd., Series
             "B'.....................................     1,193,710   1,437,500
     91,040 Homestead Village Incorporated (a).......     1,431,875     779,530
                                                        ----------- -----------
                                                         58,259,543  70,057,830
                                                        ----------- -----------
            COMMON AND PREFERRED STOCKS--NON U.S.
            GOLD RELATED (2.82%)
      3,400 Bank for International Settlements (U.S.
             Tranche)................................    17,710,036  20,749,728
      2,095 Bank for International Settlements
             (French Tranche)........................    10,984,386  10,965,060
    670,000 Franco-Nevada Mining Corp. Ltd...........     9,714,621  13,880,339
    170,000 Euro-Nevada Mining Corp. Ltd.............       137,858   2,805,281
    700,000 Gold Fields Limited (a)..................     5,956,499   4,643,038
    779,400 Pan American Silver Corp. (a)............     2,749,847   4,609,725
  1,025,000 Meridian Gold Inc. (a)...................     3,746,916   4,555,109
    100,834 AngloGold Limited ADR (a)................     5,588,053   2,709,927
    500,000 Harmony Gold Mining Company Ltd. (a).....     2,425,997   2,341,772
    410,000 Driefontein Consolidated Ltd. ADR........     4,041,925   2,178,125
  2,500,000 Normandy Mining Limited..................     3,000,483   2,117,016
    145,000 Placer Dome Inc..........................     2,527,496   2,002,812
     20,000 Fimalac SA...............................     1,866,939   1,857,773
  2,500,000 Eltin Limited............................     5,544,948   1,574,762
    100,000 Anglo American Platinum Corporation
             Ltd.....................................     1,535,703   1,451,477
    407,250 St. Helena Gold Mines Ltd. ADR...........     3,408,636   1,298,109
     95,250 St. Helena Gold Mines Ltd................       666,203     297,405
  1,500,000 Avgold Limited (a).......................     2,306,556     848,101
  1,030,120 Minas de Arcata S.A......................     1,147,893     607,094
  1,008,000 Kidston Gold Mines Limited (a)...........     1,244,370     347,422
                                                        ----------- -----------
                                                         86,305,365  81,840,075
                                                        ----------- -----------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------
            COMMON AND PREFERRED STOCKS--NON U.S.
             (continued)
            UNITED KINGDOM (1.54%)
  4,000,000 Antofagasta Holdings plc (21)..........   $ 18,323,788 $ 11,552,860
  2,550,000 Lonrho plc (21)........................     16,096,922   13,256,907
  3,000,000 Lonrho Africa plc (21).................      4,564,749    3,261,984
  3,320,000 McBride plc (12).......................      9,200,731    8,460,771
  2,650,000 Royal Doulton plc (12).................      9,976,675    4,119,529
    235,000 Scottish Media Group plc (15)..........      1,712,987    2,575,183
    235,000 Danka Business Systems, plc ADR (12)...      3,884,746    1,483,438
                                                      ------------ ------------
                                                        63,760,598   44,710,672
                                                      ------------ ------------
            GERMANY (4.81%)
    116,500 Buderus AG (7).........................     51,272,461   50,593,010
    145,000 Bertelsmann AG D.R.C. (15).............     18,084,488   19,933,212
    234,550 Hornbach Holding AG Pfd. (13)..........     17,368,232   19,388,361
     25,584 Axel Springer Verlag AG (15)...........     13,382,588   15,324,808
    375,000 Bayer AG (8)...........................      7,632,990   14,847,704
     23,500 Sudzucker AG Pfd. (12).................      9,970,967   12,331,007
    135,000 IVG Holding AG (19)....................      4,393,262    5,943,574
     20,000 Signalbau Huber AG Pfd. (9)............      2,803,944    1,174,039
                                                      ------------ ------------
                                                       124,908,932  139,535,715
                                                      ------------ ------------
            FRANCE (7.24%)
    200,000 Legrand ADP (7)........................     15,440,898   30,367,446
     58,000 Promodes C.I. (13).....................      2,823,582   23,725,907
     55,450 Sagem ADP (10).........................     16,460,951   21,939,899
     40,337 Eurafrance (20)........................     16,714,567   19,685,373
    125,000 Elf Aquitaine (2)......................      9,171,142   15,429,342
     25,803 Societe Sucriere de Pithiviers-le-Vieil
             (c)(4)................................      9,902,718   13,136,341
     55,000 Vivendi (18)...........................      5,751,579   10,964,434
     66,500 NSC Groupe (c)(7)......................     12,033,921    9,443,829
    125,000 Gaumont SA (15)........................      6,502,574    8,306,390
    163,201 Emin Leydier (c)(3)....................      8,351,488    8,159,905
     16,250 Taittinger C.I. (12)...................      4,109,200    8,124,855
      6,443 Taittinger (12)........................      2,084,519    4,648,591
     66,500 La Brosse et Dupont (c)(12)............      3,402,049    7,246,209
    200,000 Eramet (1).............................     11,522,377    5,484,004
     44,288 Sabeton SA (c)(20).....................      6,072,705    4,825,866
     75,000 Crometal (7)...........................      5,059,728    4,729,283
     70,000 C.G.D.E. Michelin "B' (5)..............      3,156,970    2,750,933
      5,000 C.G.I.P. (Compagnie Generale
             d'Industrie et de Participation)
             (20)..................................      1,412,730    2,188,242
     39,048 Conflandey (1).........................      1,873,429    1,715,905
     18,000 Alcatel Alsthom (11)...................      2,823,102    1,601,258
     10,479 Robertet SA (12).......................        781,686    1,370,220
      5,112 Robertet SA C.I. (12)..................        527,638      794,455
      7,500 Societe Francaise des Papiers Peints
             (12)..................................      1,113,969    1,138,779
     35,000 C.E.E. (Continentale d'Equipements
             Electriques) (a)(c)(7)................      4,417,650      909,058
     10,000 Marie Brizard et Roger International SA
             (12)..................................      2,187,987      868,152
     24,113 Precia SA (7)..........................      1,161,860      431,166
                                                      ------------ ------------
                                                       154,861,019  209,985,842
                                                      ------------ ------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

  NUMBER                                                  COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------
           COMMON AND PREFERRED STOCKS--NON U.S.
            (continued)
           BELGIUM (0.49%)
    50,000 Deceuninck Plastics Industries SA (6)....   $ 5,617,021 $ 14,146,837
                                                       ----------- ------------
           AUSTRIA (0.14%)
   100,000 Flughafen Wien AG (9)....................     4,313,028    4,079,462
                                                       ----------- ------------
           SWITZERLAND (3.91%)
    70,000 Societe Generale d'Affichage D.R.C.
            (15)....................................    24,670,179   27,381,384
    41,500 Kuhne & Nagel International AG Bearer
            (9).....................................    25,287,640   25,852,952
    75,000 Sika Finanz AG Bearer (6)................    19,041,192   21,187,975
     7,750 Nestle SA Registered (12)................     9,992,987   15,460,703
    37,500 Edipresse SA Bearer (15).................     9,875,317    9,235,784
     3,150 Lindt & Sprungli AG PC (12)..............     2,805,054    7,096,342
    13,500 SAirgroup D.R.C. (a)(9)..................       906,245    2,782,144
    18,000 Vetropack Holding AG Bearer (12).........     3,949,779    2,672,945
    30,200 Pelikan Holding AG Bearer (a)(12)........     2,828,254    1,700,869
                                                       ----------- ------------
                                                        99,356,647  113,371,098
                                                       ----------- ------------
           NETHERLANDS (0.99%)
   225,000 Philips Electronics NV ADR (10)..........     7,120,019   12,009,375
   300,000 Apothekers Cooperatie OPG U.A. (14)......     7,402,844    6,774,168
   275,000 Holdingmaatschappij de Telegraaf, NV
            (15)....................................     2,087,913    6,341,152
   275,000 European City Estates (c)(19)............     4,389,794    3,506,628
                                                       ----------- ------------
                                                        21,000,570   28,631,323
                                                       ----------- ------------
           NORWAY (0.34%)
   800,000 Schibsted ASA (15).......................     9,765,079    9,956,037
                                                       ----------- ------------
           DENMARK (0.43%)
   175,000 Carlsberg International A/S, "B' (12)....     8,992,187   10,747,185
    15,000 Kobenhavns Lufthavne A/S (9).............       660,492    1,806,944
                                                       ----------- ------------
                                                         9,652,679   12,554,129
                                                       ----------- ------------
           SWEDEN (0.91%)
   265,000 Investor AB "B' (20).....................    10,784,088   10,242,197
   425,000 AssiDoman AB (3).........................     9,342,105    8,159,049
   535,000 IRO AB (7)...............................     5,641,561    4,693,281
   500,000 Gorthon Lines AB "B' (9).................     2,602,502    2,224,906
   450,000 Bylock & Nordsjofrakt AB "B' (9).........     1,908,642    1,201,449
                                                       ----------- ------------
                                                        30,278,898   26,520,882
                                                       ----------- ------------
           FINLAND (0.32%)
   116,500 Vaisala Oy A (11)........................     4,080,370    9,352,091
                                                       ----------- ------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

   NUMBER                                              COST          VALUE
  OF SHARES                                          (NOTE 1)       (NOTE 1)
  ---------                                          --------       --------
             COMMON AND PREFERRED STOCKS--NON
              U.S. (continued)
             SPAIN AND PORTUGAL (0.18%)
      15,000 Corporacion Financiera Alba SA
              (20).............................   $    1,036,941 $    1,810,172
      85,000 Espirito Santo Financial Group SA         1,720,543
              (17).............................                       1,351,500
      65,000 Espirito Santo Financial Group SA
              ADR (17).........................          808,750      1,011,562
      65,000 Companhia de Celulose do Caima
              (3)..............................        1,182,050        872,180
                                                  -------------- --------------
                                                       4,748,284      5,045,414
                                                  -------------- --------------
             ITALY (0.42%)
  15,500,000 Montedison SpA Non Convertible
              Savings Shares (21)..............        7,933,738     12,218,923
                                                  -------------- --------------
             GREECE (0.05%)
     343,930 H. Benrubi & Fils SA (12).........        2,021,286        956,324
     141,160 H. Benrubi & Fils SA Pfd. (12)....          672,670        382,694
                                                  -------------- --------------
                                                       2,693,956      1,339,018
                                                  -------------- --------------
             TURKEY (0.06%)
 277,618,670 Medya Holding Group (15)..........        1,115,696      1,625,666
                                                  -------------- --------------
             ISRAEL (0.14%)
     825,000 The Israel Land Development
              Company Ltd. (a)(21).............        3,327,398      4,034,702
                                                  -------------- --------------
             SOUTH AFRICA (0.03%)
     100,000 Omni Media Corporation (15).......          643,273        827,004
                                                  -------------- --------------
             COMMONWEALTH OF INDEPENDENT STATES
              (0.03%)
     556,624 Firebird Fund, L.P.
              (a)(b)(e)(22)....................        1,000,000        912,307
                                                  -------------- --------------
             INDIA AND PAKISTAN (0.01%)
     200,000 The Pakistan Investment Fund, Inc.
              (22).............................        1,100,170        387,500
                                                  -------------- --------------
             SINGAPORE AND MALAYSIA (0.40%)
   3,339,000 Times Publishing Limited (15).....        7,532,937      4,347,914
   1,000,000 Rothmans Industries Ltd. (12).....        3,921,782      4,232,021
   3,050,000 Delgro Corporation Ltd. (20)......        8,406,360      2,220,479
     650,000 Clipsal Industries Ltd. (6).......        1,600,089        386,750
   1,250,000 Singapore Bus Services Limited
              (9)..............................        1,169,225        577,094
                                                  -------------- --------------
                                                      22,630,393     11,764,258
                                                  -------------- --------------
             HONG KONG (1.03%)
  91,968,237 CDL Hotels International Limited
              (19).............................       35,586,633     21,125,753
  20,950,000 Shaw Brothers (Hong Kong) Limited
              (15).............................       24,153,414      7,840,367
   2,500,000 South China Morning Post Holdings
              Corp. (15).......................        1,115,956        983,998
                                                  -------------- --------------
                                                      60,856,003     29,950,118
                                                  -------------- --------------
             SOUTH KOREA (0.08%)
     411,450 LG Electronics Inc. Pfd. (10).....        3,986,521        755,891
     100,000 LG Industrial Systems (7).........        2,340,071        271,077
      65,000 Samsung Electronics Co. Ltd. Pfd.
              (10).............................        4,638,393        605,249
     123,940 Cheil Jedang Corporation Pfd.
              (21).............................        2,959,929        597,086
     140,163 Korean Air Lines Pfd. (a)(9)......        1,053,411        120,939
      29,610 Ssangyong Cement Industries Pfd.
              (6)..............................          362,651         12,253
                                                  -------------- --------------
                                                      15,340,976      2,362,495
                                                  -------------- --------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

   NUMBER                                              COST          VALUE
 OF SHARES                                           (NOTE 1)       (NOTE 1)
 ---------                                           --------       --------
            COMMON AND PREFERRED STOCKS--NON
             U.S. (continued)
            JAPAN (8.46%)
    775,000 Secom Co., Ltd. (16)...............   $   46,959,565 $   48,171,846
  1,175,000 Fuji Photo Film Co., Ltd. (12).....       29,580,779     40,383,912
    435,000 Ito-Yokado Co., Ltd. (13)..........       21,524,326     20,676,417
    875,000 Shimano Inc. (12)..................       17,344,870     19,771,481
    150,000 Toho Co., Ltd. (15)................       20,465,115     15,345,521
  1,675,000 The Tokio Marine & Fire Insurance
             Co., Ltd. (17)....................       17,877,254     14,943,327
  3,000,000 The Nichido Fire & Marine Insurance
             Co., Ltd. (17)....................       19,523,264     13,184,643
  3,825,000 The Dai-Tokyo Fire & Marine
             Insurance Co., Ltd. (17)..........       22,576,531     10,852,651
  2,285,000 Nisshinbo Industries, Inc. (12)....       18,865,605      7,519,196
  2,595,000 Hanshin Electric Railway Co., Ltd.
             (9)...............................       10,837,760      6,831,444
  1,905,000 Aida Engineering, Ltd. (7).........       12,638,683      6,533,419
  1,450,000 Hitachi, Ltd. (11).................       11,697,730      6,361,974
    650,000 Shiseido Company, Ltd. (12)........        7,546,610      5,727,605
  1,500,000 Okumura Corporation (7)............        7,320,562      4,552,102
  2,725,000 Iino Kaiun Kaisha, Ltd. (a)(9).....       11,592,132      4,204,570
    455,000 Chofu Seisakusho Co., Ltd. (12)....        8,737,018      4,075,868
  1,250,000 The Koa Fire & Marine Insurance
             Co., Ltd. (17)....................        7,491,375      3,656,307
  1,425,000 The Dowa Fire & Marine Insurance
             Co., Ltd. (17)....................        7,214,341      3,417,916
  1,175,000 Nittetsu Mining Co., Ltd. (1)......       10,271,336      2,852,651
    155,000 Asatsu Inc. (15)...................        6,010,393      2,731,627
    385,000 Shoei Co., Ltd. (20)...............        2,927,600      1,829,982
    126,900 Tsutsumi Jewelry Co., Ltd. (13)....        6,329,841      1,345,558
    113,000 Japan Airport Terminal Co., Ltd.
             (9)...............................        1,356,455        482,574
                                                  -------------- --------------
                                                     326,689,145    245,452,591
                                                  -------------- --------------
            AUSTRALIA AND NEW ZEALAND (1.17%)
  2,650,000 Independent Press Communications
             Limited 5% exchangeable preference
             shares (15).......................       14,423,939     10,555,871
 13,233,199 Carter Holt Harvey Limited (3).....       22,982,744      8,752,253
  7,630,773 Spotless Services Limited (16).....        3,925,958      4,534,587
 13,048,416 Shortland Properties Limited
             (c)(19)...........................        5,413,303      3,268,954
 10,000,000 Tasman Agriculture Limited (c)(4)..        6,097,469      3,156,615
  9,500,000 Evergreen Forests Limited
             (a)(c)(3).........................        3,619,835      1,808,791
  1,000,000 The Colonial Motor Company Limited
             (13)..............................          899,859        771,617
  3,852,700 Wrightson Limited (4)..............        3,965,324        656,334
  2,605,100 Apple Fields Limited (a)(c)(4).....        2,176,246        195,793
    740,000 Damba Holdings Limited (a)(13).....          400,559        192,804
                                                  -------------- --------------
                                                      63,905,236     33,893,619
                                                  -------------- --------------
            CANADA (1.11%)
  1,000,000 Canadian Pacific Limited (21)......       17,641,860     20,687,500
    815,000 Noranda, Inc. (21).................       15,772,423     11,531,386
                                                  -------------- --------------
                                                      33,414,283     32,218,886
                                                  -------------- --------------
            MEXICO (0.59%)
  5,976,000 Industrias Penoles, S.A. de C.V.
             (1)...............................       18,671,109     17,124,553
                                                  -------------- --------------
            ARGENTINA (0.22%)
  5,843,427 Ledesma S.A.A.I. (4)...............        6,965,782      4,091,074
  1,850,000 Siderca S.A.I.C. (2)...............        1,375,056      2,238,869
                                                  -------------- --------------
                                                       8,340,838      6,329,943
                                                  -------------- --------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

   NUMBER                                               COST          VALUE
  OF SHARES                                           (NOTE 1)      (NOTE 1)
  ---------                                           --------      --------
             COMMON AND PREFERRED STOCKS--NON
              U.S. (continued)

             CHILE (0.06%)
     250,000 Quinenco S.A. ADR (20)..............   $   2,009,925 $   1,734,375
                                                    ------------- -------------

             MISCELLANEOUS (0.33%)

     335,000 Banco Latinoamericano de
              Exportaciones S.A., Class "E'
              (Bladex) (17)......................      12,920,734     5,380,938
     415,000 Minorco ADR (1).....................       6,770,245     4,253,750
                                                    ------------- -------------
                                                       19,690,979     9,634,688
                                                    ------------- -------------
             TOTAL COMMON AND PREFERRED STOCKS...   1,901,772,003 1,819,720,438
                                                    ------------- -------------
  PRINCIPAL
   AMOUNT
  ---------
             BONDS, NOTES AND CONVERTIBLE BONDS

             U.S. DOLLAR CONVERTIBLE BONDS
              (3.23%)

 $ 1,000,000 NovaCare, Inc. 5 1/2% due 1/15/2000
              (14)...............................         955,908       855,000
   5,320,000 Gold Mines of Kalgoorlie 7 1/2% due
              2/28/2000 (1)......................       4,980,913     5,532,800
   2,200,000 Medya International Ltd. 10% due
              6/28/2001 (15).....................       1,928,512     1,485,000
   6,000,000 International Container Terminal
              Services, Inc. 1 3/4% due 3/13/2004
              (9) ...............................       5,201,734     4,290,000
   2,500,000 International Container Terminal
              Services, Inc. 5% due 9/15/2001
              (e)(9) ............................       2,247,027     1,612,500
   2,225,000 Danka Business Systems plc 6 3/4%
              due 4/01/2002 (12).................       1,968,569     1,449,031
   1,610,000 Roy F. Weston, Inc. 7% due 4/15/2002
              (7)................................       1,465,637     1,416,800
   3,750,000 Pegasus Gold Inc. 6 1/4% due
              4/30/2002 (a)(f)(1)................       4,018,424       262,500
   2,300,000 Pegasus Gold Inc. 6 1/4% due
              4/30/2002 (a)(b)(f)(1).............       2,021,340       161,000
   7,000,000 Cetus Corp. 5 1/4% due 5/21/2002
              (14)...............................       6,745,248     6,825,000
   6,810,000 Coeur d'Alene Mines Corporation 6
              3/8% due 1/31/2004 (1).............       6,779,335     4,647,825
   3,665,000 Coeur d'Alene Mines Corporation 6%
              due 6/10/2002 (1)..................       3,353,683     2,382,250
   1,200,000 CML Group Inc. 5 1/2% due 1/15/2003
              (b)(13)............................         997,032       300,000
   1,050,000 CML Group Inc. 5 1/2% due 1/15/2003
              (13)...............................         879,695       262,500
   1,500,000 Ashanti Goldfields Company Limited 5
              1/2% due 3/15/2003 (b)(1)..........       1,276,499     1,113,750
   6,750,000 Nine West Group 5 1/2% due 7/15/2003
              (b)(13)............................       5,911,720     4,530,938
   6,050,000 IRSA Inversiones y Representaciones
              S.A. 4 1/2% due 8/02/2003 (19).....       6,270,116     5,717,250
   5,500,000 LUKINTER Finance BV 1% due
              11/03/2003 (2).....................       4,506,759       880,000
   1,000,000 Agnico Eagle Mines Limited 3 1/2%
              due 1/27/2004 (1)..................         828,486       585,000
     900,000 Halter Marine Group Inc. 4 1/2% due
              9/15/2004 (7)......................         776,157       643,500
   3,920,000 Battle Mountain Gold Company 6% due
              1/04/2005 (1)......................       3,076,175     2,763,600
  13,747,000 Scandinavian Broadcasting System SA
              7 1/4% due 8/01/2005 (15)..........      13,426,905    13,154,161
   1,200,000 Builders Transport, Inc. 8% due
              8/15/2005 (a)(f)(9)................         893,279       300,000
  11,935,000 P.T. Inti Indorayon Utama 7% due
              5/02/2006 (3)......................       9,695,558     3,282,125
  11,750,000 Cheil Jedang Corporation 3% due
              12/31/2006 (e)(21).................      14,192,678    13,566,550
   2,440,000 Samsung Electronics Co. Ltd. 0% due
              12/31/2007 (a)(10).................       1,886,166     1,573,800
     145,000 Samsung Electronics Co. Ltd. 0% due
              12/31/2007 (a)(b)(10)..............         125,716        93,525
   1,750,000 LG Electronics Inc. 1/4% due
              12/31/2007 (10)....................       1,251,774     1,076,250
   4,590,000 Evans & Sutherland Computer
              Corporation 6% due 3/01/2012 (11)..       3,637,072     4,412,137
  11,824,000 Air & Water Technologies Corp. 8%
              due 5/15/2015 (7)..................      10,026,572     8,631,520
                                                    ------------- -------------
                                                      121,324,689    93,806,312
                                                    ------------- -------------
             U.S. DOLLAR BONDS AND NOTES (6.00%)

   4,500,000 IRSA Inversiones y Representaciones
              S.A. 8 7/8% due 3/03/1999 (19).....       4,449,511     4,140,000
   4,800,000 P.T. Pabrik Kertas Tjiwi-Kimia 13
              1/4% due 8/01/2001 (3).............       4,932,750     2,520,000
   3,300,000 Tubos de Acero de Mexico, S.A. 10
              1/2% due 3/10/1999 (e)(2)..........       3,291,640     3,234,000

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

 PRINCIPAL                                                 COST        VALUE
   AMOUNT                                                (NOTE 1)    (NOTE 1)
 ---------                                               --------    --------
            BONDS, NOTES AND CONVERTIBLE BONDS
             (continued)

            U.S. DOLLAR BONDS AND NOTES (continued)

 $1,500,000 Tubos de Acero de Mexico, S.A. 13 3/4%
             due 12/08/1999 (2)......................   $ 1,438,411 $ 1,507,500
  3,800,000 Cemex SA 10% due 11/05/1999 (6)..........     3,765,391   3,800,000
  5,500,000 Wells Fargo & Co. FRN due 4/28/2000 (5
             1/2% @ 9/30/1998) (17)..................     5,432,760   5,489,825
  2,000,000 Den Danske Bank FRN due 6/30/2000
             (5.8125% @ 9/30/1998) (17)..............     1,991,903   1,985,700
  2,000,000 P.T. Inti Indorayon Utama 9 1/8% due
             10/15/2000 (3)..........................     1,838,715     815,000
  1,000,000 Republic New York Corporation 9 3/4% due
             12/01/2000 (17).........................     1,000,000   1,092,757
  5,550,000 USAir Group, Inc. 9 5/8% due 2/02/2001
             (9).....................................     4,818,488   5,680,014
  1,977,000 Republic Engineered Steels, Inc. 9 7/8%
             due 12/15/2001 (1)......................     1,880,975   2,006,655
  4,000,000 Florsheim Group Inc. 12 3/4% due
             9/01/2002 (13)..........................     3,707,180   4,197,500
  5,825,000 Golden Books Family Entertainment, Inc.
             7.65% due 9/15/2002 (15)................     5,042,123   1,864,000
  5,392,000 Pamida Holdings Corp. 11 3/4% due
             3/15/2003 (13)..........................     4,890,848   5,351,560
  5,500,000 The Southland Corporation 5% due
             12/15/2003 (13).........................     4,272,011   4,578,750
  4,589,000 The Southland Corporation 4% due
             6/15/2004 (13)..........................     3,164,869   3,464,695
  1,500,000 Vital Forsikring FRN due 12/22/2003 (6
             3/4% @ 9/30/1998) (17)..................     1,496,265   1,503,000
  2,000,000 CalEnergy Company, Inc. 10 1/4% due
             1/15/2004 (18)..........................     1,619,003   2,125,000
  8,716,000 World Com Inc. 9 3/8% due 1/15/2004
             (11)....................................     6,073,668   9,022,803
  3,000,000 Anacomp, Inc. 10 7/8% 4/01/2004 (11).....     3,002,873   2,985,000
    500,000 Anacomp, Inc. 10 7/8% 4/01/2004 (b)(11)..       520,000     497,500
 12,000,000 Riverwood International Corporation 10
             1/4% due 4/01/2006 (3)..................    11,941,550  10,980,000
 18,000,000 Riverwood International Corporation 10
             7/8% due 4/01/2008 (3)..................    17,857,320  14,985,000
    500,000 Wharf International Finance, Ltd. 7 5/8%
             due 3/13/2007 (17)......................       399,187     311,250
  3,500,000 Ministry of Finance Russia 10% due
             6/26/2007 (23)..........................     3,194,561     778,750
  1,000,000 Imperial Holly Corporation 9 3/4% due
             12/15/2007 (4)..........................     1,000,000     952,500
  2,250,000 AMSC Acquisition Co. Inc. 12 1/4% due
             4/01/2008 (11)..........................     2,351,331   1,305,000
 10,500,000 Grupo Televisa 13 1/4% due 5/15/2008 (0%
             @ 9/30/1998) (a)(15)....................     7,380,296   7,166,250
  9,000,000 Republic of Argentina Par 5 3/4% due
             3/31/2023 (23)..........................     4,559,584   6,114,375
  6,000,000 Republic of Argentina Disc. FRB due
             3/31/2023 (6 5/8% @ 9/30/1998) (23).....     3,842,288   4,061,250
 35,386,547 Federal Republic of Brazil "C' 8% due
             4/15/2014 (23)..........................    18,414,542  21,276,161
  5,000,000 Federal Republic of Brazil Par ZL 5 1/2%
             due 4/15/2024 (23)......................     2,379,068   2,962,500
 10,000,000 Federal Republic of Brazil Disc. ZL FRN
             due 4/15/2024
             (6 1/8% @ 9/30/1998) (23)...............     6,305,765   5,962,500
  5,500,000 United Mexican States Disc. FRN "A' due
             12/31/2019
             (6.59375% @ 9/30/1998) (23).............     4,656,142   4,293,437
  1,500,000 United Mexican States Disc. FRN "B' due
             12/31/2019
             (6.47656% @ 9/30/1998) (23).............     1,266,532   1,170,937
  2,500,000 Republic of Bulgaria Disc. FRN "A' due
             7/28/2024 (6.6875% @ 9/30/1998) (23)....     1,373,440   1,603,125
  5,500,000 Bergen Bank Floating Rate Perpetual Notes
             (5.8125% @ 9/30/1998) (17)..............     3,888,750   4,106,575
  3,500,000 Den Norske Bank Floating Rate Perpetual
             Notes (5.9625% @ 9/30/1998) (17)........     2,610,000   2,697,275
  3,170,000 Den Norske Bank Floating Rate Perpetual
             Notes (5.9375% @ 9/30/1998) (17)........     2,059,625   2,361,650
 13,600,000 Christiania Bank Floating Rate Perpetual
             Notes (6% @ 9/30/1998) (17).............     9,590,750   9,928,000
  4,000,000 Bangkok Bank Public Co. 8 3/8% due
             1/15/2027 (b)(17).......................     2,320,578   1,840,000
      5,200 Posgold Finance Ltd. 2.65% Gold
             Denominated Note due 7/15/2004
             (b)(d)(1)...............................     2,028,988   1,565,200
                                                        ----------- -----------
                                                        178,049,681 174,282,994
                                                        ----------- -----------
            U.S. TREASURY NOTES (11.19%)

  5,000,000 U.S. Treasury Note 5 1/8% due 11/30/1998
             (23)....................................     4,978,359   5,007,815
 20,000,000 U.S. Treasury Note 7 3/4% due 11/30/1999
             (23)....................................    20,001,830  20,712,520
 30,000,000 U.S. Treasury Note 5 1/2% due 12/31/2000
             (23)....................................    29,549,251  30,712,530
 25,000,000 U.S. Treasury Note 6 1/8% due 12/31/2001
             (23)....................................    24,766,676  26,304,700

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

    PRINCIPAL                                             COST        VALUE
     AMOUNT                                             (NOTE 1)     (NOTE 1)
    ---------                                           --------     --------
                 BONDS, NOTES AND CONVERTIBLE BONDS
                  (continued)

                 U.S. TREASURY NOTES (continued)

 $    10,000,000 U.S. Treasury Note 3 5/8% due
                  7/15/2002 (23)...................   $ 10,019,666 $ 10,256,000
      25,000,000 U.S. Treasury Note 6 1/4% due
                  2/15/2003 (23)...................     24,654,249   26,882,825
      25,000,000 U.S. Treasury Note 5 7/8% due
                  2/15/2004 (23)...................     24,074,812   26,835,950
      30,000,000 U.S. Treasury Note 7 1/2% due
                  2/15/2005 (23)...................     31,716,094   35,175,030
      30,000,000 U.S. Treasury Note 5 5/8% due
                  2/15/2006 (23)...................     28,713,241   32,381,280
      15,000,000 U.S. Treasury Note 3 3/8% due
                  1/15/2007 (23)...................     14,923,335   15,219,000
      40,000,000 U.S. Treasury Note 6 1/4% due
                  2/15/2007 (23)...................     40,337,869   44,962,520
      45,000,000 U.S. Treasury Zero Coupon Strip
                  due 11/15/2007 (a)(23)...........     26,468,685   29,666,115
      10,000,000 U.S. Treasury Note 8 3/4% due
                  11/15/2008 (23)..................     11,314,687   11,915,630
       5,000,000 U.S. Treasury Note 11 1/4% due
                  2/15/2015 (23)...................      7,791,406    8,514,065
                                                      ------------ ------------
                                                       299,310,160  324,545,980
                                                      ------------ ------------
                 NON U.S. DOLLAR CONVERTIBLE BONDS
                  (1.34%)

 CAD   8,001,000 InterTAN Inc. 9% due 8/30/2000
                  (13).............................      6,001,836    5,150,466
 CAD   1,000,000 William Resources 8% due 1/23/2002
                  (1)..............................        602,623       98,030
 CAD   1,600,000 Noranda Inc. 5% due 4/30/2007
                  (21).............................      1,018,626      909,715
 GBP   2,250,000 Lonmin Finance plc 6% due
                  2/27/2004 (a)(21)................      3,364,705    3,153,676
 GBP   1,000,000 BAA plc 5 3/4% due 3/29/2006 (9)..      1,700,310    1,972,906
 GBP   8,500,000 Berisford plc 5% due 1/31/2015
                  (12).............................      8,019,284   10,722,498
 FRF  87,511,060 Immobiliere Hoteliere 5% due
                  1/01/2001 (19)...................     12,768,597    9,734,100
 FRF   7,425,000 Gaumont SA 3 3/4% due 1/01/2003
                  (15).............................      1,444,974    1,591,611
 JPY 200,000,000 Nippon Yusen Kabushiki 2% due
                  9/29/2000 (9)....................      2,209,350    1,535,649
 JPY 350,000,000 Hanshin Electric Railway Co., Ltd.
                  1 1/2% due 9/30/2005 (9).........      2,723,860    2,380,256
 NZD   7,412,833 Shortland Properties Limited 7
                  1/2% due 12/31/1998 (19).........      3,480,838    1,671,390
                                                      ------------ ------------
                                                        43,335,003   38,920,297
                                                      ------------ ------------
                 NON U.S. DOLLAR BONDS AND NOTES
                  (3.47%)
 AUD  40,500,000 Queensland Treasury Corporation 8%
                  due 9/14/2007 (17)...............     30,269,718   28,570,084
 CAD   2,500,000 Province of Quebec 10 1/4% due
                  10/15/2001 (23)..................      1,873,714    1,866,647
 CAD   3,000,000 Province of Ontario 8 3/4% due
                  4/22/2003 (23)...................      2,335,248    2,246,525
 CAD   2,500,000 Bell Canada 8 1/2% due 6/09/2003
                  (18).............................      1,719,903    1,829,886
 DEM  15,635,000 Air Canada Variable Rate Perpetual
                  Notes (4 5/8% @ 9/30/1998) (9)...      6,226,295    5,150,948
 FRF  65,685,000 United Mexican States Par 6.63%
                  due 12/31/2019 (23)..............      8,543,275    8,800,084
 GBP   3,250,000 Carlsberg Finance A/S 7% due
                  2/26/2013 (12)...................      5,538,204    5,866,687
 CHF   5,500,000 Carter Holt Harvey Finance NV 5
                  7/8% due 10/16/2001 (3)..........      3,524,547    4,302,789
 CHF   6,000,000 Air Canada 6 1/4% Perpetual Notes
                  (9)..............................      1,852,918    3,531,329
 CHF   4,100,000 Scandinavian Airlines System
                  Variable Rate Perpetual Notes
                  (3 5/8% @ 9/30/1998) (9).........      1,920,638    2,160,630
 NZD  16,500,000 Trans Power Finance Limited 8% due
                  3/15/2002 (18)...................     10,639,033    8,689,372
 NZD  34,500,000 New Zealand Government 10% due
                  3/15/2002 (23)...................     25,571,408   19,605,172
 NZD   6,581,000 Telecom Corp. of New Zealand 9
                  1/4% due 7/01/2002 (18)..........      3,992,881    3,544,716
 NZD   2,850,000 State Bank of New South Wales 8%
                  due 4/01/2003 (17)...............      1,654,103    1,493,145
 NZD   2,000,000 Telecom Corp. of New Zealand 7
                  1/2% due 7/14/2003 (18)..........      1,181,099    1,028,405
 ZAR  15,000,000 Republic of South Africa 13% due
                  8/31/2010 (23)...................      2,927,596    1,988,795
                                                      ------------ ------------
                                                       109,770,580  100,675,214
                                                      ------------ ------------
                 TOTAL BONDS, NOTES AND CONVERTIBLE    751,790,113  732,230,797
                  BONDS............................
                                                      ------------ ------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

  PRINCIPAL                                         COST           VALUE
   AMOUNT                                         (NOTE 1)        (NOTE 1)
  ---------                                       --------        --------
             SHORT-TERM INVESTMENTS (11.73%)

 $20,000,000 Praxair, Inc. 5.65% due
              10/01/1998....................   $   20,000,000  $   20,000,000
  12,125,000 Praxair, Inc. 5.64% due
              10/02/1998....................       12,123,100      12,123,100
   5,500,000 Temple-Inland Inc. 5.72% due
              10/02/1998....................        5,499,126       5,499,126
  14,980,000 New Holland Credit Co. 5.65%
              due 10/05/1998................       14,970,596      14,970,596
  11,710,000 New Holland Credit Co. 5.67%
              due 10/05/1998................       11,702,623      11,702,623
   8,413,000 Raytheon Company 5.70% due
              10/05/1998....................        8,407,672       8,407,672
  18,143,000 Praxair, Inc. 5.62% due
              10/06/1998....................       18,128,838      18,128,838
  12,591,000 Burlington Resources Inc. 5.75%
              due 10/07/1998................       12,578,934      12,578,934
   8,944,000 Dayton Hudson Corporation 5.65%
              due 10/07/1998................        8,935,578       8,935,578
  10,290,000 Merrill Lynch & Co., Inc. 5.45%
              due 10/08/1998................       10,279,095      10,279,095
  12,441,000 Raytheon Company 5.69% due
              10/08/1998....................       12,427,235      12,427,235
  14,292,000 CSX Corporation 5.64% due
              10/09/1998....................       14,274,087      14,274,087
   8,203,000 CSX Corporation 5.70% due
              10/09/1998....................        8,192,610       8,192,610
  10,289,000 Merrill Lynch & Co., Inc. 5.45%
              due 10/09/1998................       10,276,539      10,276,539
   2,000,000 Temple-Inland Inc. 5.58% due
              10/13/1998....................        1,996,280       1,996,280
  15,000,000 Temple-Inland Inc. 5.71% due
              10/13/1998....................       14,971,450      14,971,450
  10,000,000 The Walt Disney Company 5.40%
              due 10/13/1998................        9,982,000       9,982,000
  10,000,000 Temple-Inland Inc. 5.71% due
              10/14/1998....................        9,979,381       9,979,381
   7,937,000 Carter Holt Harvey Limited
              5.70% due 10/15/1998..........        7,919,406       7,919,406
   8,442,000 Rayonier Inc. 5.68% due
              10/15/1998....................        8,423,353       8,423,353
   7,858,000 Rayonier Inc. 5.72% due
              10/15/1998....................        7,840,520       7,840,520
   1,744,000 Temple-Inland Inc. 5.71% due
              10/15/1998....................        1,740,127       1,740,127
   6,000,000 Temple-Inland Inc. 5.58% due
              10/16/1998....................        5,986,050       5,986,050
  10,000,000 Dayton Hudson Corp. 5.65% due
              10/19/1998....................        9,971,750       9,971,750
  10,000,000 Maytag Corporation 5.63% due
              10/19/1998....................        9,971,850       9,971,850
  21,725,000 Dayton Hudson Corp. 5.65% due
              10/20/1998....................       21,660,217      21,660,217
  12,557,000 Temple-Inland Inc. 5.52% due
              10/20/1998....................       12,520,417      12,520,417
  15,147,000 Lucent Technologies Inc. 5.25%
              due 10/21/1998................       15,102,821      15,102,821
  15,000,000 Lucent Technologies Inc. 5.25%
              due 10/22/1998................       14,954,063      14,954,063
   9,325,000 CSX Corporation 5.63% due
              10/29/1998....................        9,284,167       9,284,167
  10,239,000 Praxair, Inc. 5.45% due
              11/02/1998....................       10,189,398      10,189,398
                                               --------------  --------------
             TOTAL SHORT-TERM INVESTMENTS...      340,289,283     340,289,283
                                               --------------  --------------
             TOTAL INVESTMENTS (99.68%).....   $2,993,851,399*  2,892,240,518**
                                               ==============
             Other assets in excess of
              liabilities (0.32%)...........                        9,247,468
                                                               --------------
             Net assets (100.00%)...........                   $2,901,487,986
                                                               ==============

                           SoGen International Fund

                       NOTES TO SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1998
                                  (UNAUDITED)
(a) Non-income producing security.
(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting se-curities. Following is a summary of transactions with each such affiliate for the six months ended September 30, 1998.

                                 Purchases          Sales      Realized   Dividend
          Affiliate          Shares    Cost    Shares   Cost   Gain/Loss   Income
  --------------------------------------------------------------------------------
   Homestake Mining Company      --        --     --       --       --    $ 15,000
   San Juan Basin Royalty
    Trust                      5,000 $  34,957    --       --       --     984,850
   North European Oil
    Royalty Trust                --        --  13,900 $214,702 $(37,813)   405,000
   Lawter International,
    Inc.                         --        --     --       --       --     464,700
   LeaRonal, Inc.                --        --  10,000  261,722  153,902    230,146
   BEI Medical Systems Inc.      --        --     --       --       --         --
   Aydin Corporation             --        --   2,900   32,531  (16,027)       --
   Baldwin Piano and Organ
    Company                      --        --  18,000  275,866   76,491      2,120
   UniFirst Corporation          --        --     --       --       --      45,300
   East Texas Financial
    Services                     --        --     --       --       --      12,750
   Redwood Financial, Inc.       --        --     --       --       --         --
   First Federal Financial
    Bancorp, Inc.                --        --   4,000   67,998   24,098      6,580
   Societe Sucriere de
    Pithiviers-le-Vieil        8,000 3,992,698    --       --       --     122,811
   NSC Groupe                    --        --     --       --       --     273,683
   Emin Leydier                8,201   421,312    --       --       --     117,674
   La Brosse et DuPont           --        --   4,842  498,549  101,370     62,721
   Sabeton SA                  2,500   280,869    --       --       --      89,321
   C.E.E. (Continentale
    d'Equipements
    Electriques)                 --        --   1,500   50,663 (121,728)       --
   European City Estates         --        --     --       --       --         --
   Shortland Properties,
    Limited                  300,000    63,825    --       --       --         --
   Tasman Agriculture
    Limited                  750,000   222,593    --       --       --         --
   Evergreen Forests
    Limited                      --        --     --       --       --         --
   Apple Fields Limited          --        --     --       --       --         --

(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e) Security for which there are less than three market makers.
(f) In default as to principal and interest.

 * At September 30, 1998 cost is substantially identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at September
   30, 1998, based on cost for federal income tax purposes, were $340,365,857 and $441,969,536 respectively (net depreciation was $101,603,679).

                            INDUSTRY
   FOREIGN CURRENCIES       CLASSIFICATIONS
   ------------------       -----------------------
   CAD--Canadian Dollar      (1) Metals & Minerals  (13) Distribution
   GBP--Pound Sterling       (2) Energy             (14) Health Care
   FRF--French Franc         (3) Forest Products    (15) Media
   JPY--Japanese Yen         (4) Agriculture        (16) Services
   NZD--New Zealand Dollar   (5) Automotive         (17) Financial Institutions
   AUD--Australian Dollar    (6) Building Materials (18) Utilities
   DEM--Deutsche Mark        (7) Capital Goods      (19) Real Estate
   CHF--Swiss Franc          (8) Chemicals          (20) Holding Companies
   ZAR--South African Rand   (9) Transportation     (21) Conglomerate
                            (10) Electronics        (22) Investment Companies
                            (11) Technology         (23) Government Issues
                            (12) Consumer Products

   BOND TYPES
   ----------
   FRN--Floating Rate Note
   FRB--Floating Rate Bond
   "C'--Capitalization
--------
See Notes to Financial Statements.

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

  NUMBER                                                  COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------
           COMMON AND PREFERRED STOCKS
           UNITED KINGDOM AND IRELAND (4.31%)
 1,350,000 Lonrho plc (21).........................   $  9,200,380 $  7,018,362
 1,725,000 Lonrho Africa plc (21)..................      2,756,571    1,875,641
 2,050,000 Antofagasta Holdings plc (21)...........     10,030,747    5,920,841
 1,325,000 McBride plc (a)(12).....................      3,342,346    3,376,663
 2,950,000 Aggregate Industries plc (6)............      1,555,013    3,007,141
   700,000 Greencore Group plc (4).................      1,918,345    2,563,925
 1,350,000 Royal Doulton plc (12)..................      5,172,598    2,098,628
   100,000 Scottish Media Group plc (15)...........        621,771    1,095,823
   150,000 RIT Capital Partners plc (22)...........        510,808      763,253
   100,000 Danka Business Systems plc ADR (12).....      1,678,494      631,250
                                                      ------------ ------------
                                                        36,787,073   28,351,527
                                                      ------------ ------------
           FINLAND (0.27%)
    22,500 Vaisala Oy A (11).......................        720,085    1,806,198
                                                      ------------ ------------
           SWEDEN (1.36%)
    85,000 Investor AB "B' (20)....................      3,448,805    3,285,233
   275,000 IRO AB (7)..............................      2,991,322    2,412,434
    70,000 AssiDoman AB (3)........................      1,613,175    1,343,843
   300,000 Gorthon Lines AB "B' (9)................      1,557,476    1,334,944
   220,000 Bylock & Nordsjofrakt AB "B' (9)........        894,708      587,375
                                                      ------------ ------------
                                                        10,505,486    8,963,829
                                                      ------------ ------------
           NORWAY (0.72%)
   345,000 Schibsted ASA (15)......................      4,509,316    4,293,541
    50,000 Smedvig ASA "A' (2).....................        630,673      459,926
                                                      ------------ ------------
                                                         5,139,989    4,753,467
                                                      ------------ ------------
           DENMARK (0.69%)
    50,000 Carlsberg International A/S "B' (12)....      2,365,346    3,070,624
    12,000 Kobenhavns Lufthavne A/S (9)............        527,866    1,445,555
                                                      ------------ ------------
                                                         2,893,212    4,516,179
                                                      ------------ ------------
           NETHERLANDS (1.26%)
   200,000 European City Estates (19)..............      3,244,012    2,550,275
   100,000 Apothekers Cooperatie OPG U.A. (14).....      2,703,065    2,258,056
    40,000 Philips Electronics NV ADR (10).........      1,349,249    2,135,000
    35,000 Holdingmaatschappij de Telegraaf NV
            (15)...................................        334,731      807,056
    10,000 Randstad Holding NV (16)................        112,595      518,025
                                                      ------------ ------------
                                                         7,743,652    8,268,412
                                                      ------------ ------------
           BELGIUM (0.71%)
    16,500 Deceuninck Plastics Industries SA (6)...      2,846,971    4,668,456
                                                      ------------ ------------
           GERMANY (9.23%)
    36,750 Buderus AG (7)..........................     15,780,463   15,959,597
   118,500 Hornbach Holding AG Pfd. (13)...........      9,554,106    9,795,442
    65,000 Bertelsmann AG D.R.C. (15)..............      8,190,779    8,935,578
    15,500 Sudzucker AG Pfd. (12)..................      7,203,794    8,133,218
    12,500 Axel Springer Verlag AG (15)............      7,159,841    7,487,496
   285,000 Gerresheimer Glas AG (7)................      4,614,262    5,104,376

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

  NUMBER                                                  COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------
           COMMON AND PREFERRED STOCKS (continued)
           GERMANY (continued)
    85,000 Bayer AG (8)............................   $  1,966,076 $  3,365,480
    45,000 IVG Holding AG (19).....................      1,464,891    1,981,191
                                                      ------------ ------------
                                                        55,934,212   60,762,378
                                                      ------------ ------------
           FRANCE (13.04%)
    35,000 Sagem ADP (10)..........................     10,247,180   13,848,449
    70,000 Legrand ADP (7).........................      6,362,815   10,628,606
    45,000 Europe 1 Communication (15).............     10,000,742    9,003,055
    13,995 Promodes C.I. (13)......................      1,851,699    5,724,898
    10,750 Taittinger C.I. (12)....................      2,804,275    5,374,904
     3,807 Taittinger (12).........................      1,781,480    2,746,731
    10,000 Eurafrance (20).........................      4,152,458    4,880,227
    88,000 Emin Leydier (3)........................      6,535,077    4,399,922
    35,000 Elf Aquitaine (2).......................      2,522,853    4,320,216
    52,500 Gaumont SA (15).........................      2,933,903    3,488,684
    24,250 NSC Groupe (7)..........................      4,246,993    3,443,802
     5,500 Societe Sucriere de Pithiviers-le-Vieil
            (4)....................................      2,396,547    2,800,057
    12,000 Robertet SA (12)........................      2,368,955    1,864,918
     7,856 Robertet SA C.I. (12)...................      1,120,564    1,027,240
     8,500 Vivendi (18)............................        968,341    1,694,503
    20,000 Societe du Louvre C.I. (19).............        960,129    1,528,733
    23,232 Burelle SA (a)(5).......................      1,331,830    1,473,243
    30,000 Rougier SA (3)..........................      2,376,645    1,414,766
    50,000 Eramet (1)..............................      2,477,646    1,371,001
    26,500 Conflandey (1)..........................      1,501,829    1,164,502
    10,500 Sabeton SA (20).........................      1,899,265    1,144,138
     7,500 La Brosse et Dupont (12)................        508,562      817,242
    12,875 Crometal (7)............................        852,748      811,860
     3,500 Marine-Wendel (20)......................        314,552      512,674
    10,000 C.G.D.E. Michelin "B' (5)...............        451,000      392,990
                                                      ------------ ------------
                                                        72,968,088   85,877,361
                                                      ------------ ------------
           SWITZERLAND (11.10%)
    23,750 Kuhne & Nagel International AG Bearer
            (9)....................................     14,242,193   14,795,364
    35,650 Societe Generale d'Affichage D.R.C.
            (15)...................................     13,651,784   13,944,947
     1,875 Bank for International Settlements (U.S.
            Tranche) (24)..........................     13,605,699   11,442,865
       865 Bank for International Settlements
            (French Tranche) (24)..................      6,502,518    4,527,340
    40,000 Sika Finanz AG Bearer (6)...............     10,464,053   11,300,254
    28,720 Edipresse SA Bearer (15)................      5,977,616    7,073,379
     3,000 Nestle SA Registered (12)...............      3,837,934    5,984,788
     1,500 Lindt & Sprungli AG PC (12).............      1,880,406    3,379,210
     3,000 SAirgroup D.R.C. (a)(9).................        339,003      618,254
                                                      ------------ ------------
                                                        70,501,206   73,066,401
                                                      ------------ ------------
           AUSTRIA (0.12%)
    20,000 Flughafen Wien AG (9)...................        840,493      815,892
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
  OF SHARES                                             (NOTE 1)     (NOTE 1)
  ---------                                             --------     --------
             COMMON AND PREFERRED STOCKS
              (continued)
             ITALY (0.15%)
     750,000 Montedison SpA Non Convertible Savings
              (21).................................   $    372,916 $    591,238
      50,000 Industrias Macchine Automatiche SpA
              (7)..................................        192,452      373,709
                                                      ------------ ------------
                                                           565,368      964,947
                                                      ------------ ------------
             SPAIN AND PORTUGAL (0.46%)
     250,000 Energia e Industrias Aragonesas SA
              (8)..................................      1,114,312    1,540,197
      82,000 Companhia de Celulose do Caima SA
              (3)..................................      1,534,477    1,100,289
      25,000 Espirito Santo Financial Group SA ADR
              (17).................................        510,483      397,500
                                                      ------------ ------------
                                                         3,159,272    3,037,986
                                                      ------------ ------------
             GREECE (0.15%)
     356,855 H. Benrubi & Fils SA (12).............      2,126,137      992,263
                                                      ------------ ------------
             TURKEY (0.13%)
 143,211,620 Medya Holding Group (15)..............        575,841      838,611
                                                      ------------ ------------
             ISRAEL (0.50%)
     350,000 The Israel Land Development Company
              Ltd. (a)(21).........................      1,203,120    1,711,692
     550,000 Super-Sol (13)........................      1,093,505    1,558,082
                                                      ------------ ------------
                                                         2,296,625    3,269,774
                                                      ------------ ------------
             COMMONWEALTH OF INDEPENDENT STATES
              (0.43%)
     672,461 Firebird Fund, L.P. (a)(b)(c)(22).....        683,593    1,046,350
      10,265 Firebird Republics Fund, Ltd. Class
              "A' (a)(b)(c)(22)....................      1,675,000      746,318
       9,000 Baltic Republics Fund (a)(b)(c)(22)...        905,750      657,000
     100,000 First NIS Regional Fund SICAF
              (a)(b)(c)(22)........................      1,000,000      400,000
                                                      ------------ ------------
                                                         4,264,343    2,849,668
                                                      ------------ ------------
             JAPAN (19.23%)
     275,000 Secom Co., Ltd. (16)..................     15,672,793   17,093,236
     350,000 Fuji Photo Film Co., Ltd. (12)........      8,561,518   12,029,250
     100,000 Toho Co., Ltd. (15)...................     13,600,566   10,230,347
     200,000 Ito-Yokado Co., Ltd. (13).............     10,292,531    9,506,399
     400,000 Shimano Inc. (12).....................      7,575,846    9,038,391
   1,525,000 The Nichido Fire & Marine Insurance
              Co., Ltd. (17).......................      9,805,209    6,702,194
   2,000,000 The Dai-Tokyo Fire & Marine Insurance
              Co., Ltd. (17).......................     11,065,354    5,674,589
   1,450,000 Nisshinbo Industries, Inc. (12).......     11,659,501    4,771,481
     234,000 T. Hasegawa Co., Ltd. (12)............      5,247,845    4,192,322
   1,375,000 Okumura Corporation (16)..............      7,050,948    4,172,761
   1,575,000 Hanshin Electric Railway Co., Ltd.
              (9)..................................      6,243,639    4,146,252
     383,300 Chofu Seisakusho Co., Ltd. (12).......      6,917,831    3,433,583
   1,000,000 Aida Engineering, Ltd. (7)............      6,423,804    3,429,616
      75,000 Hitachi, Ltd. ADR (11)................      7,080,893    3,253,125
   1,285,000 The Dowa Fire & Marine Insurance Co.,
              Ltd. (17)............................      6,061,840    3,082,121
     673,000 Sotoh Co., Ltd. (12)..................      5,916,269    2,952,834
   1,000,000 The Koa Fire & Marine Insurance Co.,
              Ltd. (17)............................      5,921,975    2,925,046
   1,875,000 Iino Kaiun Kaisha, Ltd. (a)(9)........      6,739,057    2,893,053
     750,000 Tachi-S Co., Ltd. (5).................      7,325,846    2,714,808
     565,000 Shoei Co., Ltd. (20)..................      5,200,359    2,685,558
     400,000 Yomeishu Seizo Co., Ltd. (12).........      2,512,191    2,310,786
      40,000 Benesse Corporation (16)..............      1,235,645    1,591,225
     575,000 Nittetsu Mining Co., Ltd. (1).........      4,819,595    1,395,978

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------
            COMMON AND PREFERRED STOCKS (continued)
            JAPAN (continued)
     65,000 Asatsu Inc. (15).......................   $  2,087,547 $  1,145,521
     18,000 Hirose Electric Co., Ltd. (2)..........        946,826      922,706
    100,000 Shiseido Company, Ltd. (12)............      1,146,549      881,170
     75,000 Makita Corporation (12)................        821,715      858,867
    125,000 Sonton Food Industry Co., Ltd. (12)....      1,293,963      831,810
    125,000 Nitto Kohki Co., Ltd. (7)..............      1,202,046      795,247
     50,000 The Tokio Marine & Fire Insurance Co.,
             Ltd. (17).............................        431,317      446,069
     75,000 Mandom Corp. (12)......................        523,227      444,241
     12,000 Amatsuji Steel Ball Mfg. Co., Ltd.
             (7)...................................        145,087       81,609
                                                      ------------ ------------
                                                       181,529,332  126,632,195
                                                      ------------ ------------
            SOUTH KOREA (1.51%)
     73,050 Dong Ah Tire Industry Co., Ltd.
             (a)(5)................................      4,471,482    2,022,236
     31,500 Nam Yang Dairy Products (12)...........      3,087,335    1,879,921
     41,650 Nam Yang Dairy Products Pfd. (12)......        678,193      925,389
     20,000 Daeduck Electronics Co., Ltd. (10).....        857,575    1,164,839
     18,000 Daeduck Industries (10)................        705,240      847,744
     75,000 Fursys Incorporated (12)...............      1,228,501      798,130
     42,504 Su-Heung Capsule (12)..................        341,903      565,396
    292,800 LG Electronics Inc. Pfd. (10)..........      1,054,493      537,914
     50,000 Woong Jin Publishing Co., Ltd. (15)....      2,490,034      424,232
     35,000 Samsung Electronics Co., Ltd. Pfd.
             (10)..................................      1,318,691      325,903
     58,020 Cheil Jedang Corporation Pfd. (21).....      1,030,593      279,514
    144,803 Korean Air Lines Pfd. (a)(9)...........      1,090,009      124,942
     74,110 Ssangyong Cement Industries Pfd. (6)...        856,679       28,242
                                                      ------------ ------------
                                                        19,210,728    9,924,402
                                                      ------------ ------------
            HONG KONG (2.34%)
 42,100,042 CDL Hotels International Limited (19)..     16,468,059    9,670,677
 10,735,000 Shaw Brothers (Hong Kong) Limited
             (15)..................................     12,857,925    4,017,486
  2,750,000 South China Morning Post Holdings Corp.
             (15)..................................      1,647,347    1,082,397
  6,500,000 China-Hong Kong Photo Products Holdings
             Limited (12)..........................      1,612,746      603,949
                                                      ------------ ------------
                                                        32,586,077   15,374,509
                                                      ------------ ------------
            MALAYSIA (0.28%)
  1,000,000 Genting Berhad (c)(12).................      2,278,894    1,855,263
                                                      ------------ ------------
            SINGAPORE (0.96%)
  1,650,000 Times Publishing Limited (15)..........      3,528,770    2,148,565
  2,500,000 Delgro Corporation Ltd. (20)...........      4,927,583    1,820,065
  1,855,000 Clipsal Industries Ltd. (6)............      2,850,422    1,103,725
  2,500,000 Thakral Corporation Ltd. (13)..........      1,731,802      900,000
  1,216,500 Intraco, Ltd. (13).....................      1,923,197      230,411
    258,122 Singapore Bus Service Limited (9)......        201,704      119,168
                                                      ------------ ------------
                                                        15,163,478    6,321,934
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

  NUMBER                                                  COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------
           COMMON AND PREFERRED STOCKS (continued)
           THAILAND (0.54%)
   628,600 Oriental Hotel PCL (19).................   $  3,128,380 $  3,011,876
 1,185,000 International Broadcasting Corporation
            PCL (a)(15)............................        681,361      516,846
                                                      ------------ ------------
                                                         3,809,741    3,528,722
                                                      ------------ ------------
           VIETNAM (0.08%)
   162,900 The Lazard Vietnam Fund Limited
            (a)(b)(c)(22)..........................        448,873      407,250
    42,800 The Vietnam Frontier Fund
            (a)(b)(c)(22)..........................        440,840      149,800
                                                      ------------ ------------
                                                           889,713      557,050
                                                      ------------ ------------
           INDIA AND PAKISTAN (0.33%)
   149,500 The India Fund, Inc. (22)...............      1,788,520      915,688
   300,000 The Pakistan Investment Fund, Inc.
            (a)(22)................................      2,243,350      581,250
    10,000 The Spartek Emerging Opportunities of
            India Fund (a)(b)(c)(22)...............      1,035,000      428,100
    75,000 Gujarat Narmada Valley Fertilizers
            Company Limited GDR (8)................        862,500      131,250
    50,000 Gujarat Narmada Valley Fertilizers
            Company Limited GDR (b)(8).............        640,625       87,500
                                                      ------------ ------------
                                                         6,569,995    2,143,788
                                                      ------------ ------------
           AUSTRALIA AND NEW ZEALAND (2.90%)
 1,378,314 Independent Press Communications Limited
            5% exchangable preference shares (15)..      7,430,766    5,490,304
 6,750,549 Carter Holt Harvey Limited (3)..........     12,761,622    4,464,719
 3,850,000 Spotless Services Limited (16)..........      2,449,460    2,287,862
 6,500,135 Tasman Agriculture Limited (4)..........      4,511,295    2,051,842
 6,372,833 Shortland Properties Limited (19).......      3,228,167    1,596,554
 6,353,338 Evergreen Forests Limited (a)(3)........      2,788,257    1,209,669
   350,000 Radio Pacific Limited (15)..............        635,496      662,012
   350,000 Tab Limited (a)(16).....................        451,960      579,661
   500,000 Eltin Limited (24)......................      1,477,381      314,953
 1,250,000 Wrightson Limited (4)...................      1,215,339      212,946
   150,000 The Colonial Motor Company Limited
            (13)...................................        169,520      115,743
   242,000 Damba Holdings Limited (13).............        126,661       63,052
   820,000 Apple Fields Limited (a)(4).............        503,105       61,629
                                                      ------------ ------------
                                                        37,749,029   19,110,946
                                                      ------------ ------------
           CANADA (1.67%)
   250,000 Canadian Pacific Limited (21)...........      4,244,225    5,171,875
   215,000 Noranda Inc. (21).......................      3,904,077    3,042,022
   135,000 Franco-Nevada Mining Corp. Ltd. (24)....      2,826,323    2,796,785
                                                      ------------ ------------
                                                        10,974,625   11,010,682
                                                      ------------ ------------
           MEXICO (1.21%)
 2,650,000 Industrias Penoles, S.A. de C.V. (1)....     10,491,260    7,593,719
 3,500,000 Grupo Fernandez Editores, S.A. de C.V.
            "B' (a)(15)............................      1,033,836      370,952
                                                      ------------ ------------
                                                        11,525,096    7,964,671
                                                      ------------ ------------
           ARGENTINA (0.45%)
 3,030,864 Ledesma S.A.A.I. (4)....................      4,686,541    2,121,955
   450,000 Siderca S.A.I.C. (2)....................        265,818      544,590
   262,500 Cresud S.A.C.I.F. y A. (a)(4)...........        411,316      322,928
                                                      ------------ ------------
                                                         5,363,675    2,989,473
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

    NUMBER                                                COST        VALUE
  OF SHARES                                             (NOTE 1)     (NOTE 1)
  ---------                                             --------     --------
              COMMON AND PREFERRED STOCKS
               (continued)
              SOUTH AFRICA (0.07%)
       25,000 Anglo American Platinum Corporation
               Ltd. (24)...........................   $    372,144 $    362,869
      200,000 Stellenbosch Farmers' Winery Group
               Limited (4).........................        215,345      104,641
                                                      ------------ ------------
                                                           587,489      467,510
                                                      ------------ ------------
              MISCELLANEOUS (2.60%)
      260,000 Security Capital European Realty
               (c)(19).............................      5,200,000    5,200,000
      215,000 Banco Latinoamericano de
               Exportaciones S.A. Class "E'
               (BLADEX) (17).......................      9,025,370    3,453,437
      265,000 Freeport McMoRan Copper & Gold Inc.,
               Preferred Series "D' (d)(24)........      5,344,791    3,478,125
      235,000 Minorco ADR (1)......................      5,170,369    2,408,750
      135,900 North European Oil Royalty Trust
               (2).................................      1,798,974    2,174,400
        5,000 Carl Marks Global Value Fund, L.P.
               (a)(b)(c)(22).......................        500,000      393,600
                                                      ------------ ------------
                                                        27,039,504   17,108,312
                                                      ------------ ------------
              TOTAL COMMON AND PREFERRED STOCKS....    635,145,429  518,792,806
                                                      ------------ ------------
  PRINCIPAL
    AMOUNT
  ---------
              BONDS, NOTES AND CONVERTIBLE BONDS
              U.S. DOLLAR CONVERTIBLE BONDS (5.19%)
 $  2,000,000 Medya International Ltd. 10% due
               6/28/2001 (15)......................      1,717,638    1,350,000
    1,250,000 International Container Terminal
               Services, Inc. 5% due 9/15/2001
               (c)(9)..............................      1,101,492      806,250
    6,450,000 International Container Terminal
               Services, Inc. 1 3/4% due 3/13/2004
               (9).................................      5,587,563    4,611,750
    2,350,000 Danka Business Systems plc 6 3/4% due
               4/01/2002 (12)......................      2,076,764    1,530,438
    2,000,000 Tingyi (CI) Holdings 1 3/4% due
               7/17/2002 (12)......................      1,397,754      800,000
    3,360,000 IRSA Inversiones y Representaciones
               S.A. 4 1/2% due 8/02/2003 (19)......      3,588,432    3,175,200
    8,500,000 Scandinavian Broadcasting System SA 7
               1/4% due 8/01/2005 (15).............      8,312,512    8,133,438
    6,500,000 P.T. Inti Indorayon Utama 7% due
               5/02/2006 (3).......................      5,122,814    1,787,500
    4,430,000 Tipco Asphalt Public Co. Ltd. 2 3/4%
               due 9/19/2006 (6)...................      3,765,678    3,056,700
    5,750,000 Cheil Jedang Corporation 3% due
               12/31/2006 (c)(21)..................      6,892,481    6,638,950
    1,000,000 LG Electronics Inc. 1/4% due
               12/31/2007 (10).....................        712,149      615,000
    2,450,000 Samsung Electronics Co. Ltd. 0% due
               12/31/2007 (a)(10)..................      1,888,441    1,580,250
      145,000 Samsung Electronics Co. Ltd. 0% due
               12/31/2007 (a)(b)(10)...............        125,716       93,525
                                                      ------------ ------------
                                                        42,289,434   34,179,001
                                                      ------------ ------------
              U.S. DOLLAR BONDS AND NOTES (4.53%)
    2,500,000 IRSA Inversiones y Representaciones
               S.A. 8 7/8% due 3/03/1999 (19)......      2,465,508    2,300,000
      300,000 Tubos de Acero de Mexico, S.A. 10
               1/2% due 3/10/1999 (c)(2)...........        298,200      294,000
    1,000,000 Cemex SA 10% due 11/05/1999 (6)......        983,024    1,000,000
    1,000,000 P.T. Inti Indorayon Utama 9 1/8% due
               10/15/2000 (3)......................        897,415      407,500
    1,950,000 P.T. Pabrik Kertas Tjiwi Kimia 13
               1/4% due 8/01/2001 (3)..............      2,029,250    1,023,750
    1,000,000 Republic National Bank NY Brazil-
               Linked CD'S 9.65% due 5/01/2003
               (17)................................        998,163      650,000
      975,000 Lukinter Finance BV 3 1/2% due
               5/06/2002 (2).......................        854,841      268,125
      500,000 Lukinter Finance BV 1% due 11/03/2003
               (2).................................        421,368       80,000
      500,000 Vital Forsikring FRN due 12/22/2003
               (6 3/4% @ 9/30/1998) (17)...........        498,755      501,000
    3,500,000 Bangkok Bank Public Co. 8 3/8% due
               1/15/2007 (b)(23)...................      2,205,916    1,610,000
    1,500,000 Wharf International Finance Ltd. 7
               5/8% due 3/07/2007 (17).............      1,264,729      933,750
      800,000 Ministry of Finance Russia 10% due
               6/26/2007 (23)......................        724,412      178,000
    9,000,000 Grupo Televisa S.A. 13 1/4% due
               5/15/2008 (0% @ 9/30/1998) (a)(15)..      6,288,206    6,142,500
    5,750,000 Republic of Argentina Par 5 1/2% due
               3/31/2023 (23)......................      2,908,521    3,906,406

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

   PRINCIPAL                                           COST         VALUE
     AMOUNT                                          (NOTE 1)      (NOTE 1)
   ---------                                         --------      --------
                BONDS, NOTES AND CONVERTIBLE
                 BONDS (continued)
                U.S. DOLLAR BONDS AND NOTES
                 (continued)
 $    5,259,411 Federal Republic of Brazil "C'
                 Bonds 8% due 4/15/2014 (23)....   $  2,890,201  $  3,162,221
      1,750,000 Federal Republic of Brazil Par
                 ZL 5 1/4% due 4/15/2024 (23)...        825,056     1,036,875
      1,000,000 United Mexican States Disc. FRN
                 "A' due 12/31/2019
                 (6.59375% @ 9/30/1998) (23)....        841,955       780,625
      2,000,000 United Mexican States Disc. FRN
                 "D' due 12/31/2019 (6.60156% @
                 9/30/1998) (23)................      1,726,861     1,561,250
      1,000,000 Republic of Bulgaria Disc. "A'
                 FRN due 7/28/2024
                 (6.6875% @ 9/30/1998) (23).....        545,102       641,250
      1,500,000 Bergen Bank Floating Rate
                 Perpetual Notes (5.8125% @
                 9/30/1998) (17)................      1,165,250     1,119,975
      3,000,000 Christiana Bank Floating Rate
                 Perpetual Notes (6% @
                 9/30/1998) (17)................      2,326,250     2,190,000
                                                   ------------  ------------
                                                     33,158,983    29,787,227
                                                   ------------  ------------
                NON U.S. DOLLAR CONVERTIBLE
                 BONDS (2.83%)
 NZD  2,153,666 Shortland Properties Limited 7
                 1/2% due 12/31/1998 (19).......      1,013,716       485,592
 CAD  3,250,000 InterTAN, Inc. 9% due 8/30/2000
                 (13)...........................      2,398,810     2,092,115
 JPY250,000,000 Hanshin Railway Co., Ltd. 1 1/2%
                 due 9/30/2005 (9)..............      1,972,289     1,700,183
 FRF 41,509,260 Immobiliere Hoteliere 5% due
                 1/01/2001 (19).................      6,473,452     4,617,191
 FRF  1,978,560 Crometal 4 1/2% due 1/01/2001
                 (7)............................        386,707       391,723
 FRF  3,358,800 Gaumont SA 3 3/4% 1/01/2003
                 (15)...........................        653,654       719,987
 GBP  2,200,000 Lonmin Finance plc 6% due
                 2/27/2004 (21).................      3,276,407     3,083,594
 GBP    250,000 BAA plc 5 3/4% due 3/29/2006
                 (9)............................        425,782       493,226
 GBP  4,000,000 Berisford plc 5% due 1/31/2015
                 (12)...........................      4,081,552     5,045,882
                                                   ------------  ------------
                                                     20,682,369    18,629,493
                                                   ------------  ------------
                NON U.S. DOLLAR BONDS AND NOTES
                 (4.44%)
 ZAR 10,000,000 Republic of South Africa 13% due
                 8/31/2010 (23).................      1,950,601     1,325,863
 NZD  5,500,000 New Zealand Government 10% due
                 3/15/2002 (23).................      3,975,359     3,125,462
 NZD  7,500,000 Trans Power Finance Limited 8%
                 due 3/15/2002 (18).............      4,648,761     3,949,715
 NZD    500,000 Telecom Corp. of New Zealand 9
                 1/4% due 7/01/2002 (18)........        305,206       269,314
 NZD  1,500,000 Telecom Corp. of New Zealand 7
                 1/2% due 7/14/2003 (18)........        887,312       771,304
 AUD 20,500,000 Queensland Treasury Corporation
                 8% due 9/14/2007 (23)..........     15,451,045    14,461,401
 GBP  1,000,000 Carlsberg Finance A/S 7% due
                 2/26/2013 (12).................      1,706,661     1,805,134
 FRF 21,500,000 United Mexican States Par 6.63%
                 due 12/31/2019 (23)............      2,501,809     2,880,442
 CHF    500,000 Scandinavian Airlines System
                 Variable Rate Perpetual
                 Notes (3 5/8% @ 9/30/1998)
                 (9)............................        247,886       263,491
 DEM    900,000 Air Canada Variable Rate
                 Perpetual Notes (4 5/8% @
                 9/30/1998) (9).................        349,963       296,505
 CHF    170,000 Air Canada 6 1/4% Perpetual Note
                 (9)............................         99,307       100,054
                                                   ------------  ------------
                                                     32,123,910    29,248,685
                                                   ------------  ------------
                TOTAL BONDS, NOTES AND
                 CONVERTIBLE BONDS..............    128,254,696   111,844,406
                                                   ------------  ------------
                SHORT-TERM INVESTMENTS (2.76%)
 $   14,491,000 Dayton Hudson Corporation 6.05%
                 due 10/01/1998.................     14,491,000    14,491,000
      3,700,000 PepsiCo., Inc. 5.50% due
                 10/01/1998.....................      3,700,000     3,700,000
                                                   ------------  ------------
                TOTAL SHORT-TERM INVESTMENTS....     18,191,000    18,191,000
                                                   ------------  ------------
                TOTAL INVESTMENTS (98.55%)......   $781,591,125*  648,828,212**
                                                   ============
                Other assets in excess of
                 liabilities (1.45%)............                    9,548,038
                                                                 ------------
                Net assets (100.00%)............                 $658,376,250
                                                                 ============

                              SoGen Overseas Fund

                       NOTES TO SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1998
                                  (UNAUDITED)

(a) Non-income producing security.
(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c) Security for which there are less than three market makers.
(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
 * At September 30, 1998 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at September
   30, 1998 were $56,319,049 and $189,081,962, respectively (net depreciation was $132,762,913).

FOREIGN CURRENCIES        INDUSTRY CLASSIFICATIONS
------------------        ------------------------
NZD--New Zealand Dollar    (1) Metals and Minerals   (13) Distribution
CAD--Canadian Dollar       (2) Energy                (14) Heath Care
JPY--Japanese Yen          (3) Forest Products       (15) Media
FRF--French Franc          (4) Agriculture           (16) Services
GBP--Pound Sterling        (5) Automotive            (17) Financial Services
ZAR--South African Rand    (6) Building Materials    (18) Utilities
AUD--Australian Dollar     (7) Capital Goods         (19) Real Estate
CHF--Swiss Franc           (8) Chemicals             (20) Holding Companies
DEM--Deutsche Mark         (9) Transportation        (21) Conglomerates
                          (10) Electronics           (22) Investment Companies
                          (11) Technology            (23) Government Issues
                          (12) Consumer Products     (24) Gold Related

BOND TYPES
----------               ---
FRN--Floating Rate Note
"C'--Capitalization

--------
See Notes to Financial Statements.

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

  NUMBER                                                   COST        VALUE
 OF SHARES                                               (NOTE 1)    (NOTE 1)
 ---------                                               --------    --------
           COMMON AND PREFERRED STOCKS
           UNITED STATES (27.18%)
   149,500 Freeport McMoRan Copper & Gold Inc.,
            Preferred Series "C' (c).................   $ 5,407,939 $ 2,392,000
   100,000 Freeport McMoRan Copper & Gold Inc.,
            Preferred Series "D' (c).................     2,151,079   1,312,500
    41,500 Freeport McMoRan Copper & Gold Inc.,
            Preferred Series "B' (c).................     1,553,927     798,875
    65,000 Newmont Mining Corporation................     2,214,521   1,455,000
     1,000 Case, Pomeroy & Co., Inc. Class "A'.......     1,084,930   1,065,000
    80,000 Homestake Mining Company..................     1,592,847     970,000
                                                        ----------- -----------
                                                         14,005,243   7,993,375
                                                        ----------- -----------
           CANADA (10.92%)
    65,000 Franco-Nevada Mining Corp. Ltd............       870,684   1,346,600
   115,000 Meridian Gold Inc. (a)....................       433,623     511,061
    28,500 Euro-Nevada Mining Corp. Ltd..............       150,004     470,297
    30,000 Placer Dome Inc...........................       643,000     414,375
    30,000 Pan American Silver Corp. (a).............       100,264     177,434
    54,190 Echo Bay Mines Ltd. (a)...................       671,191     128,701
   100,000 Miramar Mining Corporation (a)............       202,289     107,833
    45,000 Golden Star Resources Ltd. (a)............       550,389      56,250
                                                        ----------- -----------
                                                          3,621,444   3,212,551
                                                        ----------- -----------
           AUSTRALIA (2.73%)
   575,000 Otter Gold Mines Limited (a)..............       656,373     375,863
   230,000 Otter Gold Mines Limited Options (a)......             0      41,003
 1,500,000 Perilya Mines N.L. (a)....................       868,246     285,240
   285,000 Macraes Mining Company Limited............       437,507      51,655
   170,000 Macraes Mining Company Limited--New.......       338,804      30,812
   375,000 Tanganyika Gold N.L.......................       107,089      18,942
                                                        ----------- -----------
                                                          2,408,019     803,515
                                                        ----------- -----------
           SOUTH AFRICA (21.93%)
    65,000 Anglogold Limited ADR.....................     2,218,563   1,746,875
   225,000 Driefontein Consolidated Ltd. ADR.........     1,785,777   1,195,312
   175,000 Gold Fields Limited.......................     1,719,576   1,160,759
    49,450 Anglo American Platinum Corporation Ltd...       775,337     717,755
   145,000 Harmony Gold Mining Company Ltd. (a)......       666,145     679,114
   125,000 St. Helena Gold Mines Ltd. ADR............     1,034,855     398,438
    75,000 St. Helena Gold Mines Ltd.................       303,184     234,177
    25,000 Gold Fields of South Africa...............       732,566     318,565
                                                        ----------- -----------
                                                          9,236,003   6,450,995
                                                        ----------- -----------
           SWITZERLAND (12.41%)
       405 Bank for International Settlements (U.S.
            Tranche).................................     3,098,976   2,471,659
       225 Bank for International Settlements (French
            Tranche).................................     1,603,440   1,177,632
                                                        ----------- -----------
                                                          4,702,416   3,649,291
                                                        ----------- -----------
           MISCELLANEOUS (9.76%)
   400,000 Industrias Penoles, S.A. de C.V...........     1,180,358   1,146,222
   185,000 Lonrho plc................................     1,375,030     961,776

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1998
                                  (UNAUDITED)

  NUMBER                                                COST         VALUE
 OF SHARES                                            (NOTE 1)     (NOTE 1)
 ---------                                            --------     --------
           COMMON AND PREFERRED STOCKS (continued)
           MISCELLANEOUS (continued)
 1,090,829 Minas de Arcata S.A. (a)...............   $ 1,448,082  $   642,872
   115,000 Tronoh Mines Malaysia Berhad (e).......       104,885      118,026
                                                     -----------  -----------
                                                       4,108,355    2,868,896
                                                     -----------  -----------
           TOTAL COMMON AND PREFERRED STOCKS......    38,081,480   24,978,623
                                                     -----------  -----------
 PRINCIPAL
  AMOUNT
 ---------
           BONDS, NOTES AND CONVERTIBLE BONDS
           U.S. DOLLAR CONVERTIBLE BONDS (1.24%)
 $ 500,000 Agnico-Eagle Mines Limited 3 1/2% due
            1/27/2004.............................       414,243      292,500
   100,000 Dayton Mining Corporation 7% due
            4/01/2002 (b).........................       100,000       31,000
   350,000 Pegasus Gold Inc. 6 1/4% due 4/30/2002
            (a)(d)................................       385,500       24,500
   250,000 Pegasus Gold Inc. 6 1/4% due 4/30/2002
            (a)(b)(d).............................       220,952       17,500
                                                     -----------  -----------
           TOTAL BONDS, NOTES AND CONVERTIBLE
            BONDS.................................     1,120,695      365,500
                                                     -----------  -----------
           SHORT-TERM INVESTMENTS (1.10%)
   323,000 Dayton Hudson Corporation 6.05% due
            10/01/1998............................       323,000      323,000
                                                     -----------  -----------
           TOTAL INVESTMENTS (87.27%).............   $39,525,175*  25,667,123**
                                                     ===========
           Other assets in excess of liabilities
            (12.73%)..............................                  3,743,380
                                                                  -----------
           Net assets (100.00%)...................                $29,410,503
                                                                  ===========

--------
(a) Non-income producing security.
(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d) In default as to principal and interest.
(e) Security for which there are less than three market makers.
 * At September 30, 1998 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at September
   30, 1998 were $1,017,930 and $14,875,982, respectively (net depreciation was $13,858,052).
--------
See Notes to Financial Statements.

                                SoGen Money Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

 CREDIT  PRINCIPAL                                        COST         VALUE
 RATING+   AMOUNT                                       (NOTE 1)     (NOTE 1)
 ------- ----------                                     --------     --------
                    COMMERCIAL PAPER (100.98%)
   A1      $693,000 American Express Credit
                    Corporation 5.15% due
                    10/01/1998......................   $   693,000  $   693,000
   A1     1,300,000 PepsiCo, Inc. 5.50% due
                    10/01/1998......................     1,300,000    1,300,000
   A1     1,225,000 Caterpillar Financial Services
                    Corporation 5.53% due
                    10/02/1998......................     1,224,812    1,224,812
   A1+    1,000,000 E. I. du Pont de Nemours and
                    Company 5.49% due 10/02/1998....       999,848      999,848
   A1+      525,000 E. I. du Pont de Nemours and
                    Company 5.50% due 10/02/1998....       524,920      524,920
   A1+      565,000 Abbott Laboratories 5.45% due
                    10/05/1998......................       564,658      564,658
   A1     1,500,000 General Motors Acceptance
                    Company 5.53% due 10/05/1998....     1,499,078    1,499,078
   A1       625,000 The Sherwin-Williams Company
                    5.50% due 10/05/1998............       624,618      624,618
   A1+    1,228,000 The Coca-Cola Company 5.50% due
                    10/06/1998......................     1,227,062    1,227,062
   A1+    1,061,000 Merrill Lynch & Co., Inc. 5.49%
                    due 10/06/1998..................     1,060,191    1,060,191
   A1+      489,000 Merrill Lynch & Co., Inc. 5.56%
                    due 10/06/1998..................       488,622      488,622
   A1     1,344,000 Ford Motor Credit Company 5.45%
                    due 10/07/1998..................     1,342,779    1,342,779
   A1       206,000 Ford Motor Credit Company 5.51%
                    due 10/07/1998..................       205,811      205,811
   A1+      322,000 The Coca-Cola Company 5.47% due
                    10/08/1998......................       321,658      321,658
   A1     1,145,000 H.J. Heinz Company 5.49% due
                    10/08/1998......................     1,143,778    1,143,778
   A1       375,000 Pearson Inc. 5.90% due
                    10/08/1998......................       374,570      374,570
   A1       620,000 The Sherwin-Williams Company
                    5.52% due 10/08/1998............       619,335      619,335
   A1       800,000 Xerox Corporation 5.50% due
                    10/08/1998......................       799,144      799,144
   A1+    1,041,000 Campbell Soup Company 5.50% due
                    10/09/1998......................     1,039,728    1,039,728
   A1       896,000 Pearson Inc. 5.65% due
                    10/09/1998......................       894,875      894,875
   A1       279,000 Pearson Inc. 5.71% due
                    10/09/1998......................       278,646      278,646
   A1+      425,000 The Southland Corporation 5.45%
                    due 10/09/1998..................       424,485      424,485
   A1+    1,550,000 Motorola, Inc. 5.30% due
                    10/13/1998......................     1,547,262    1,547,262
   A1     1,400,000 Pioneer Hi-Bred International,
                    Inc. 5.50% due 10/13/1998.......     1,397,433    1,397,433
   A1     1,000,000 The Walt Disney Company 5.40%
                    due 10/13/1998..................       998,200      998,200
   A1+    1,550,000 Fuji Photo Film Finance U.S.A.,
                    Inc. 5.32% due 10/14/1998.......     1,547,022    1,547,022
   A1+    1,125,000 The Southland Corporation 5.52%
                    due 10/14/1998..................     1,122,757    1,122,757
   A1+    1,500,000 General Electric Capital
                    Corporation 5.50% due
                    10/16/1998......................     1,496,562    1,496,562
   A1+    1,000,000 Hitachi America Ltd. 5.50% due
                    10/19/1998......................       997,250      997,250
   A1+      520,000 Emerson Electric Co. 5.47% due
                    10/21/1998......................       518,420      518,420
   A1+      550,000 Hitachi America Ltd. 5.56% due
                    10/21/1998......................       548,301      548,301
   A1     1,276,000 Lucent Technologies Inc. 5.25%
                    due 10/22/1998..................     1,272,092    1,272,092
   A1+      985,000 Abbott Laboratories 5.20% due
                    10/29/1998......................       981,016      981,016
   A1     1,550,000 Colgate-Palmolive Company 5.23%
                    due 10/30/1998..................     1,543,470    1,543,470
                                                       -----------  -----------
                    TOTAL COMMERCIAL PAPER..........   $31,621,403*  31,621,403
                                                       ===========
                    Other liabilities in excess of
                    assets (-0.98%).................                  (306,565)
                                                                    -----------
                    Net assets (100.00%)............                $31,314,838
                                                                    ===========

--------
 * At September 30, 1998 cost is identical for both book and federal income tax purposes.
 + Credit ratings given by Standard & Poor's Corporation. An A1+ or A1 rating indicates a short-term instrument of the highest quality.
--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

                               SOGEN            SOGEN         SOGEN        SOGEN
                         INTERNATIONAL FUND OVERSEAS FUND   GOLD FUND   MONEY FUND
                         ------------------ -------------  -----------  -----------
ASSETS:
  Investments, at value
   (cost:
   $2,993,851,399,
   $781,591,125,
   $39,525,175 and
   $31,621,403,
   respectively) (Note
   1)...................   $2,892,240,518   $648,828,212   $25,667,123  $31,621,403
  Cash..................              --         917,694           --         7,404
  Receivable for forward
   currency contracts
   held, at value (Notes
   1 and 6).............       13,316,481      6,028,429           --           --
  Receivable for
   investment securities
   sold.................       18,801,605      7,595,447       622,963          --
  Receivable for Fund
   shares sold..........        1,381,071        618,490     4,092,086      109,146
  Accrued interest and
   dividends
   receivable...........       19,298,343      4,318,705        30,893          --
  Prepaid expenses and
   other assets.........           97,644          7,651         1,912        1,284
                           --------------   ------------   -----------  -----------
      TOTAL ASSETS......    2,945,135,662    668,314,628    30,414,977   31,739,237
                           --------------   ------------   -----------  -----------
LIABILITIES:
  Payable for Fund
   shares redeemed......       14,367,690      2,290,058        44,774      322,935
  Payable for investment
   securities
   purchased............        5,859,045      2,333,450       491,407          --
  Payable for forward
   currency contracts
   held, at value (Notes
   1 and 6).............       10,465,834      3,868,432         4,116          --
  Investment advisory
   fees payable
   (Note 2).............        6,232,793        425,023        14,732       52,253
  Distribution fees
   payable (Note 3).....        2,064,070        504,653        16,005          --
  Directors' fees
   payable (Note 2).....           14,071         11,539         1,615          616
  Accrued expenses and
   other liabilities....        4,644,173        505,223       431,825       48,595
                           --------------   ------------   -----------  -----------
      TOTAL LIABILI-
       TIES.............       43,647,676      9,938,378     1,004,474      424,399
                           --------------   ------------   -----------  -----------
NET ASSETS:
  Capital stock (par
   value, $0.001 per
   share)...............          129,948         61,717         4,503       31,315
  Capital surplus.......    2,902,646,190    756,627,851    53,900,798   31,283,523
  Net unrealized appreciation
   (depreciation)
   on:
    Investments.........     (101,610,881)  (132,762,913)  (13,858,052)         --
    Forward currency
     contracts..........        2,850,647      2,159,997        (4,116)         --
    Foreign currency
     related
     transactions.......          321,719         98,967         5,232          --
  Undistributed net
   realized gains
   (losses) on
   investments..........      123,085,634     43,692,397   (10,870,473)         --
  Undistributed
   (overdistributed) net
   investment income....      (25,935,271)   (11,501,766)      232,611          --
                           --------------   ------------   -----------  -----------
      NET ASSETS (Note
       1)...............   $2,901,487,986   $658,376,250   $29,410,503  $31,314,838
                           ==============   ============   ===========  ===========
Class A share capital...   $2,897,863,650   $652,297,586   $29,410,503  $31,314,838
Shares of beneficial
 interest outstanding
 (Class A) (Note 5).....      129,785,706     61,071,924     4,502,994   31,314,838
  Net asset value per
   share................           $22.33         $10.68         $6.53        $1.00
  Maximum offering price
   per share............           $23.20         $11.10         $6.78        $1.00
Class I share capital...       $3,624,336     $6,078,664           --           --
Shares of beneficial
 interest outstanding
 (Class I) (Note 5).....          162,235        569,100           --           --
  Net asset value per
   share................           $22.34         $10.68           --           --

--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
                                  (UNAUDITED)

                                SOGEN            SOGEN         SOGEN       SOGEN
                          INTERNATIONAL FUND OVERSEAS FUND   GOLD FUND   MONEY FUND
                          ------------------ -------------  -----------  ----------
INVESTMENT INCOME:
  Income:
    Interest (net of
     $112,214, $58,630
     and $519 foreign
     taxes withheld,
     respectively)......    $  44,349,371    $   6,549,950  $    28,174   $656,843
    Dividends (net of
     $1,688,585,
     $750,234 and $4,036
     foreign taxes
     withheld,
     respectively)......       28,338,799       10,139,316      587,422        --
                            -------------    -------------  -----------   --------
     Total income from
      operations........       72,688,170       16,689,266      615,596    656,843
                            -------------    -------------  -----------   --------
  Expenses:
    Investment advisory
     fees (Note 2)......       13,593,263        3,337,700      104,664     46,727
    Distribution fees
     Class A (Note 3)...        4,473,980        1,111,624       34,942        --
    Shareholder
     servicing agent
     fees...............        1,998,306          479,227       35,922      6,857
    Custodian fees......        1,416,362          530,264       21,320     16,731
    Printing............          444,439           54,007        1,706        876
    Audit fees..........           75,297           30,118       15,060      7,521
    Registration and
     filing fees........           55,826           45,315        7,218     11,959
    Insurance...........           38,343           46,153          866        412
    Legal fees..........           22,569            6,780          226        150
    Directors' fees
     (Note 2)...........           18,071           17,168          542        361
    Amortization of
     deferred
     organization costs
     (Note 1)...........              --             3,619        3,634      3,612
    Miscellaneous.......           43,436            5,020        1,756        254
                            -------------    -------------  -----------   --------
     Total expenses from
      operations........       22,179,892        5,666,995      227,856     95,460
                            -------------    -------------  -----------   --------
  Advisory fees waived
   (Note 2).............              --               --           --      (7,585)
  Expense reduction due
   to earnings credits
   (Note 1).............          (83,524)         (18,602)      (1,774)      (380)
                            -------------    -------------  -----------   --------
     Net expenses from
      operations........       22,096,368        5,648,393      226,082     87,495
                            -------------    -------------  -----------   --------
  Net investment income
   (Note 1).............       50,591,802       11,040,873      389,514    569,348
                            -------------    -------------  -----------   --------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS AND FOREIGN
 CURRENCY RELATED
 TRANSACTIONS (NOTES 1
 AND 6):
  Net realized gains
   (losses) from:
    Investment
     transactions.......      126,095,381       46,619,670   (5,001,726)       --
    Foreign currency
     related
     transactions.......       12,648,908        8,803,608         (340)       --
                            -------------    -------------  -----------   --------
                              138,744,289       55,423,278   (5,002,066)       --
                            -------------    -------------  -----------   --------
  Change in unrealized
   appreciation
   (depreciation) of:
    Investments.........     (599,608,927)    (169,089,500)   1,288,809        --
    Foreign currency
     related
     transactions.......      (28,882,585)     (13,236,705)         881        --
                            -------------    -------------  -----------   --------
                             (628,491,512)    (182,326,205)   1,289,690        --
                            -------------    -------------  -----------   --------
  Net loss on
   investments and
   foreign currency
   related
   transactions.........     (489,747,223)    (126,902,927)  (3,712,376)       --
                            -------------    -------------  -----------   --------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........    $(439,155,421)   $(115,862,054) $(3,322,862)  $569,348
                            =============    =============  ===========   ========

--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                           SOGEN
                                                    INTERNATIONAL FUND
                                              --------------------------------
                                                Six Months
                                                   Ended            Year
                                               September 30,        Ended
                                                   1998           March 31,
                                                (Unaudited)         1998
                                              ---------------  ---------------
OPERATIONS:
 Net investment income....................... $    50,591,802  $   115,368,671
 Net realized gain (loss) from investments
  and foreign currency related transactions..     138,744,289      364,373,696
 Increase (decrease) in unrealized
  appreciation (depreciation) of investments
  and foreign currency related transactions..    (628,491,512)      56,631,442
                                              ---------------  ---------------
 Net increase (decrease) in net assets
  resulting from operations..................    (439,155,421)     536,373,809
                                              ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS*:
 Dividends paid from net investment income
  Class A....................................    (142,424,031)    (193,856,290)
 Distributions paid from net realized gains
  from investment transactions Class A.......    (110,482,423)    (209,531,019)
                                              ---------------  ---------------
 Decrease in net assets resulting from
  distributions..............................    (252,906,454)    (403,387,309)
                                              ---------------  ---------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from shares sold...............     146,844,557      636,061,215
 Net asset value of shares issued for
  reinvested dividends and distributions.....     240,943,434      376,079,758
 Cost of shares redeemed.....................    (829,692,368)  (1,017,481,210)
                                              ---------------  ---------------
 Increase (decrease) in net assets from Fund
  share transactions.........................    (441,904,377)      (5,340,237)
                                              ---------------  ---------------
 Net increase (decrease) in net assets.......  (1,133,966,252)     127,646,263
NET ASSETS (NOTE 1):
 Beginning of period.........................   4,035,454,238    3,907,807,975
                                              ---------------  ---------------
 End of period (including undistributed
  (overdistributed) net investment investment
  income of $(25,935,271), $53,248,050,
  $(11,501,766), $15,129,045, $232,611,
  $(156,563), $0 and $0, respectively.)...... $ 2,901,487,986  $ 4,035,454,238
                                              ===============  ===============
* DISTRIBUTIONS PER SHARE:
 Net investment income.......................           $1.07            $1.36
 Net realized short-term gains...............            0.04             0.15
 Net realized long-term gains................            0.79             1.32
                                                        -----            -----
 Total distributions per share...............           $1.90            $2.83
                                                        =====            =====

--------
See Notes to Financial Statements.

             SOGEN                          SOGEN                      SOGEN
         OVERSEAS FUND                    GOLD FUND                 MONEY FUND
 -------------------------------- -------------------------  -------------------------
   Six Months                      Six Months                 Six Months
     Ended             Year           Ended        Year          Ended        Year
 September 30,        Ended       September 30,    Ended     September 30,    Ended
      1998          March 31,         1998       March 31,       1998       March 31,
  (Unaudited)          1998        (Unaudited)     1998       (Unaudited)     1998
 --------------   --------------  ------------- -----------  ------------- -----------

 $   11,040,873   $   22,940,277   $   389,514  $   598,458   $   569,348  $   740,083

     55,423,278       92,039,636    (5,002,066)  (3,870,006)          --           --


   (182,326,205)     (24,805,575)    1,289,690  (10,687,910)          --           --
 --------------   --------------   -----------  -----------   -----------  -----------

   (115,862,054)      90,174,338    (3,322,862) (13,959,458)      569,348      740,083
 --------------   --------------   -----------  -----------   -----------  -----------


    (46,475,292)     (56,572,364)          --    (1,698,298)     (569,482)    (740,083)

    (23,884,612)     (46,971,171)          --           --            --           --
 --------------   --------------   -----------  -----------   -----------  -----------

    (70,359,904)    (103,543,535)          --    (1,698,298)     (569,482)    (740,083)
 --------------   --------------   -----------  -----------   -----------  -----------

    108,063,876      407,593,939     6,940,429   23,076,846    48,083,757   84,544,002

     67,589,829       95,642,644           --     1,544,469       532,295      630,970
   (338,159,131)    (436,078,395)   (5,702,314) (30,119,535)  (36,343,694) (79,260,149)
 --------------   --------------   -----------  -----------   -----------  -----------

   (162,505,426)      67,158,188     1,238,115   (5,498,220)   12,272,358    5,914,823
 --------------   --------------   -----------  -----------   -----------  -----------
   (348,727,384)      53,788,991    (2,084,747) (21,155,976)   12,272,224    5,914,823

  1,007,103,634      953,314,643    31,495,250   52,651,226    19,042,614   13,127,791
 --------------   --------------   -----------  -----------   -----------  -----------




 $  658,376,250   $1,007,103,634   $29,410,503  $31,495,250   $31,314,838  $19,042,614
 ==============   ==============   ===========  ===========   ===========  ===========

          $0.72           $0.825         $ --         $0.39         $0.02        $0.05
           0.04            0.075           --           --            --           --
           0.33            0.610           --           --            --           --
          -----           ------         -----        -----         -----        -----
          $1.09           $1.510         $ --         $0.39         $0.02        $0.05
          =====           ======         =====        =====         =====        =====

                               SoGen Funds, Inc.

                         NOTES TO FINANCIAL STATEMENTS
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen International Fund, SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund are four separate portfolios of SoGen Funds, Inc. (the "Company"), an open-end management investment company registered under the Investment Com-pany Act of 1940, as amended (each individually a "Fund" or collectively the "Funds"). SoGen International Fund, Inc. was reorganized as a separate invest-ment portfolio of SoGen Funds, Inc. effective July 31, 1998. The following is a summary of significant accounting policies adhered to by the Funds.

  A) SECURITY VALUATION--In the case of SoGen International Fund, SoGen Over-seas Fund and SoGen Gold Fund, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. In the case of SoGen Money Fund, portfolio securities are valued at their amortized cost, which approximates market value, subject to guidelines and procedures es-tablished by the Board of Directors in accordance with applicable SEC regula-tions. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

  B) SECURITY TRANSACTIONS AND INCOME--Security transactions are accounted for on a trade date basis. The specific identification method is used in determin-ing realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the ac-crual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

  C) EXPENSES--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in pro-portion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

  D) FOREIGN CURRENCY TRANSLATION (SOGEN INTERNATIONAL FUND, SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)--The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of each of SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. Howev-er, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for real-ized gains and losses on debt obligations.

  E) FORWARD CURRENCY CONTRACTS (SOGEN INTERNATIONAL FUND, SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)--In connection with portfolio purchases and sales of secu-rities denominated in foreign currencies, SoGen International Fund, SoGen Over-seas Fund and SoGen Gold Fund may enter into forward currency contracts. Addi-tionally, each Fund may enter into such contracts to hedge certain other for-eign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

                               SoGen Funds, Inc.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

  F) UNITED STATES INCOME TAXES--No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to sharehold-ers all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund generally declare and pay such income dividends and capital gains distributions on an annual basis. SoGen Money Fund declares daily dividends, equivalent to net investment income, which are paid on a monthly basis.

  G) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statements of assets and lia-bilities, as a result of certain differences in the computation of net invest-ment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income and decrease (increase) undistributed net realized gains on investments in the amounts of $12,648,908, $8,803,608 and $(340) for SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively.

  H) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of reve-nues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PERSONS

  Under the terms of investment advisory agreements each Fund pays SGAM Corp. an advisory fee for advisory services and facilities furnished, at an annual rate of the average daily net assets of that Fund as follows: SoGen Interna-tional Fund at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000, SoGen Overseas Fund at 0.75%, SoGen Gold Fund at 0.75% and SoGen Money Fund at 0.40%. SGAM Corp. has agreed to waive its advisory fee and, if necessary, reimburse SoGen Money Fund through July 31, 1999 to the extent that SoGen Money Fund's aggregate expenses exceed 0.75%. Expense reimbursements are accrued daily and paid monthly. For the six months ended September 30, 1998, the investment advisory fees paid or payable to SGAM Corp. were $13,593,263, $3,337,700 and $104,664 for SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively. For the same period, $7,585 of the investment advisory fee of $46,727 for SoGen Money Fund was waived by SGAM Corp.

  For the six months ended September 30, 1998, SG Cowen Securities Corporation ("SGCS"), the principal underwriter, realized $234,865, $54,445 and $3,293 in dealer's and underwriter's commissions, after reallowance to others, pertaining to the sale of shares of SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively. For the same period, Societe Generale, a stock-holder of SGAM Corp. and SGCS, received dealer's commissions of $8,355 pertain-ing to the sale of shares of SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively. For the same period, Societe Generale or its af-filiates received $87,094, $40,323 and $1,955 in broker's commissions for port-folio transactions executed on behalf of SoGen International Fund, SoGen Over-seas Fund and SoGen Gold Fund, respectively.

                               SoGen Funds, Inc.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS (continued)

  Each director who is not an officer of the Company or an employee of SGAM Corp., SGCS or its corporate affiliates is paid an annual fee of $12,000 plus $2,000 for each meeting attended. For the six months ended September 30, 1998 such fees amounted to $18,071, $17,168, $542 and $361 for SoGen International Fund, SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.

NOTE 3--PLANS OF DISTRIBUTION (SOGEN INTERNATIONAL FUND, SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)

  Under the terms of the Distribution Plans and Agreements ("the Plans") with SGCS, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund pay SGCS quarterly, a distribution fee at an annual rate of up to 0.25% of each Fund's average daily net assets. Under the Plan, SGCS must apply the full amounts received from a Fund to actual distribution expenses incurred during the Fund's fiscal year, including the payment of fees to dealers selling Class A shares of the Fund, the payment of advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

  SGCS bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended September 30, 1998 the dis-tribution fees paid or payable to SGCS by SoGen International Fund, SoGen Over-seas Fund and SoGen Gold Fund were $4,473,980, $1,111,624 and $34,942, respec-tively.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the six months ended September 30, 1998 the aggregate cost of pur-chases of investments, excluding U.S. Government obligations and short-term se-curities, totaled $90,697,430, $44,099,228 and $1,130,687 for SoGen Interna-
tional Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively, and pro-ceeds from sales of investments, excluding U.S. Government obligations and short-term securities, totaled $481,665,350, $193,764,329 and $3,405,278 for
SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respective-ly. During the same period, the cost of purchases and proceeds from sales of U.S. Government obligations totaled $27,795,389 and $6,542,000, respectively, for SoGen International Fund.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock were as follows:


                                 SOGEN                SOGEN
                          INTERNATIONAL FUND      OVERSEAS FUND
                          -------------------- ---------------------    SOGEN       SOGEN
                            CLASS A    CLASS I   CLASS A    CLASS I   GOLD FUND  MONEY FUND
                          -----------  ------- -----------  --------  ---------  -----------
SIX MONTHS ENDED SEPTEMBER 30, 1998
 Shares sold............    5,428,574  162,235   7,730,717   757,505  1,048,555   48,083,757
 Shares issued for
  reinvested dividends
  and distributions.....    9,802,420      --    5,490,644       --         --       532,161
 Shares redeemed........  (32,620,969)     --  (26,631,349) (188,405)  (852,533) (36,343,694)
                          -----------  ------- -----------  --------  ---------  -----------
 Net increase
  (decrease)............  (17,389,975) 162,235 (13,409,988)  569,100    196,022   12,272,224
                          ===========  ======= ===========  ========  =========  ===========

                               SoGen Funds, Inc.

                                SOGEN        SOGEN
                            INTERNATIONAL  OVERSEAS      SOGEN        SOGEN
                                FUND         FUND      GOLD FUND   MONEY FUND
                            ------------- -----------  ----------  -----------
YEAR ENDED MARCH 31, 1998
  Shares sold..............   22,874,430   29,811,448   2,680,555   84,544,002
  Shares issued for
   reinvested dividends and
   distributions...........   14,971,308    7,983,478     218,395      630,970
  Shares redeemed..........  (37,127,256) (32,183,366) (3,558,392) (79,260,149)
                             -----------  -----------  ----------  -----------
    Net increase (de-
     crease)...............      718,482    5,611,560    (659,442)   5,914,823
                             ===========  ===========  ==========  ===========

NOTE 6--COMMITMENTS

  As of September 30, 1998 SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation (depreciation) of $2,850,647, $2,159,997 and $(4,116), respectively.

SoGen International Fund

TRANSACTION HEDGES:

Foreign Currency Purchases

                                              U.S. $                     UNREALIZED      UNREALIZED
SETTLEMENT                                   VALUE AT       U.S. $     APPRECIATION AT DEPRECIATION AT
  DATES          FOREIGN CURRENCY TO       SEPTEMBER 30,     TO BE      SEPTEMBER 30,   SEPTEMBER 30,
 THROUGH             BE RECEIVED               1998        DELIVERED        1998            1998
----------  ------------------------------ ------------- ------------- --------------- ---------------
 12/21/98        35,000 Australian Dollar      $20,799       $21,046           --           $(247)
 10/05/98     1,342,500 Swiss Franc            972,474       968,360        $4,114             --
 10/05/98     1,193,750 Deutsche Mark          715,056       711,731         3,325
 10/05/98     2,370,089 French Franc           423,374       422,175         1,199             --
 10/05/98       104,003 Hong Kong Dollar        13,421        13,423           --              (2)
 10/01/98    99,732,000 Japanese Yen           729,302       744,130           --         (14,828)
 10/05/98     1,306,680 New Zealand Dollar     654,712       648,728         5,984             --
 10/06/98     1,919,839 South African Rand     324,023       328,470           --          (4,447)
                                            ----------    ----------       -------        --------
                                             3,853,161     3,858,063        14,622        (19,524)
                                            ----------    ----------       -------        --------

Foreign Currency Sales

                                                            U.S. $       UNREALIZED      UNREALIZED
SETTLEMENT                                    U.S. $       VALUE AT    APPRECIATION AT DEPRECIATION AT
  DATES          FOREIGN CURRENCY TO           TO BE     SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
 THROUGH             BE DELIVERED            RECEIVED        1998           1998            1998
----------  ------------------------------ ------------- ------------- --------------- ---------------
 10/07/98       121,857 Australian Dollar       71,769        72,472           --            (703)
 10/02/98       934,112 Swiss Franc            671,947       676,647           --          (4,700)
 10/02/98       726,100 Deutsche Mark          433,374       434,934           --          (1,560)
 10/02/98       302,839 Finnish Markka          59,294        59,585           --            (291)
 10/30/98    17,129,759 French Franc         3,029,895     3,059,924           --         (30,029)
 11/10/98       469,870 Pound Sterling         794,284       798,286           --          (4,002)
 10/05/98   262,940,004 Greek Drachma          909,689       913,906           --          (4,217)
 10/05/98   216,522,239 Japanese Yen         1,603,134     1,583,344        19,790             --
 10/05/98     1,525,171 Swedish Krona          194,466       193,906           560             --
                                            ----------    ----------       -------        --------
                                             7,767,852     7,793,004        20,350        (45,502)
                                            ----------    ----------       -------        --------

                               SoGen Funds, Inc.

PORTFOLIO HEDGES:

                                                                                UNREALIZED      UNREALIZED
SETTLEMENT                                        U.S. $      U.S. $ VALUE AT APPRECIATION AT DEPRECIATION AT
  DATES            FOREIGN CURRENCY TO             TO BE       SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
 THROUGH              BE DELIVERED               RECEIVED          1998            1998            1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
 12/21/98       41,265,000 Australian Dollar   $ 24,645,934    $ 24,501,093     $   144,841              --
  4/07/99      125,927,000 Swiss Franc          133,149,861     135,443,153             --     $ (2,293,292)
  4/14/99      145,275,000 Deutsche Mark        125,980,709     126,809,629             --         (828,920)
 12/14/98      576,385,000 French Franc         187,659,505     194,784,523             --       (7,125,018)
  5/05/99        1,670,000 Pound Sterling         8,404,170       8,557,748             --         (153,578)
 11/13/00   24,823,570,000 Japanese Yen         199,125,111     189,843,085       9,282,026              --
 10/06/98       94,940,000 New Zealand Dollar    51,414,835      47,560,193       3,854,642              --
                                               ------------    ------------     -----------    -------------
                                                730,380,125     727,499,424      13,281,509     (10,400,808)
                                               ------------    ------------     -----------    -------------
                                               $742,001,138    $739,150,491     $13,316,481    $(10,465,834)
                                               ============    ============     ===========    =============

SoGen Overseas Fund

TRANSACTION HEDGES:

Foreign Currency Purchases

                                                                                UNREALIZED      UNREALIZED
SETTLEMENT                                    U.S. $ VALUE AT     U.S. $      APPRECIATION AT DEPRECIATION AT
  DATES            FOREIGN CURRENCY TO         SEPTEMBER 30,       TO BE       SEPTEMBER 30,   SEPTEMBER 30,
 THROUGH               BE RECEIVED                 1998          DELIVERED         1998            1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
 10/05/98          435,000 Deutsche Mark           $262,062        $260,843          $1,219              --
 10/05/98          867,000 French Franc             154,874         154,435             439              --
 10/05/98       23,217,321 Japanese Yen             169,779         171,990             --          $(2,211)
 10/05/98          450,247 New Zealand Dollar       225,596         223,480           2,116              --
 10/05/98        1,575,300 Swiss Franc            1,141,108       1,133,598           7,510              --
                                               ------------    ------------     -----------    -------------
                                                  1,953,419       1,944,346          11,284          (2,211)
                                               ------------    ------------     -----------    -------------

Foreign Currency Sales

                                                                                UNREALIZED      UNREALIZED
SETTLEMENT                                        U.S. $      U.S. $ VALUE AT APPRECIATION AT DEPRECIATION AT
  DATES            FOREIGN CURRENCY TO             TO BE       SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
 THROUGH              BE DELIVERED               RECEIVED          1998            1998            1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
 10/02/98          403,785 Finnish Markka            79,062          79,446             --             (384)
 10/02/98       21,925,989 Spanish Peseta           153,901         154,555             --             (654)
 10/05/98        1,972,903 Deutsche Mark          1,180,079       1,181,768             --           (1,689)
 10/05/98        2,000,929 Greek Drachma              6,948           6,955             --               (7)
 10/05/98      206,511,635 Japanese Yen           1,523,845       1,510,140          13,705              --
 10/05/98          764,669 Swedish Krona             97,530          97,218             312              --
 10/05/98        1,178,654 Swiss Franc              848,607         853,788             --           (5,181)
 10/06/98           95,617 New Zealand Dollar        47,948          47,909              39              --
 10/07/98          129,341 Australian Dollar         77,087          76,861             226              --
 10/07/98           84,556 Singapore Dollar          49,537          50,048             --             (511)
 11/02/98        9,641,097 French Franc           1,713,167       1,722,209             --           (9,042)
 11/10/98          653,837 Pound Sterling         1,108,369       1,110,836             --           (2,467)
                                               ------------    ------------     -----------    -------------
                                                  6,886,080       6,891,733          14,282         (19,935)
                                               ------------    ------------     -----------    -------------

                               SoGen Funds, Inc.

PORTFOLIO HEDGES:

                                                                                UNREALIZED
SETTLEMENT                                                    U.S. $ VALUE AT APPRECIATION AT   UNREALIZED
  DATES            FOREIGN CURRENCY TO         U.S. $ TO BE    SEPTEMBER 30,   SEPTEMBER 30,  DEPRECIATION AT
 THROUGH              BE DELIVERED               RECEIVED          1998            1998       MARCH 31, 1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
 10/06/98       34,035,500 New Zealand Dollar  $ 18,478,942    $ 17,100,816     $1,378,126              --
 12/14/98      206,143,400 French Franc          74,411,449      76,932,495            --      $(2,521,046)
 12/21/98       22,935,000 Australian Dollar     14,145,741      14,049,868         95,873              --
  4/07/99       47,196,000 Swiss Franc           49,973,752      50,750,119            --         (776,367)
  4/14/99       58,031,500 Deutsche Mark         49,946,508      50,453,909            --         (507,401)
  5/05/99          510,000 Pound Sterling         2,571,972       2,613,444            --          (41,472)
 11/13/00   12,142,213,800 Japanese Yen          98,512,502      93,983,638      4,528,864              --
                                               ------------    ------------     ----------     ------------
                                                308,040,866     305,884,289      6,002,863      (3,846,286)
                                               ------------    ------------     ----------     ------------
                                               $316,880,365    $314,720,368     $6,028,429     $(3,868,432)
                                               ============    ============     ==========     ============

SoGen Gold Fund

TRANSACTION HEDGES:

Foreign Currency Purchases

                                                                                UNREALIZED      UNREALIZED
SETTLEMENT                                    U.S. $ VALUE AT                 APPRECIATION AT DEPRECIATION AT
  DATES            FOREIGN CURRENCY TO         SEPTEMBER 30,   U.S. $ TO BE    SEPTEMBER 30,   SEPTEMBER 30,
 THROUGH               BE RECEIVED                 1998          DELIVERED         1998            1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
 10/06/98          582,676 South African Rand       $98,342         $99,762            --          $(1,420)
                                               ------------    ------------     ----------     ------------

Foreign Currency Sales

                                                                                UNREALIZED      UNREALIZED
SETTLEMENT                                                    U.S. $ VALUE AT APPRECIATION AT DEPRECIATION AT
  DATES            FOREIGN CURRENCY TO         U.S. $ TO BE    SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
 THROUGH              BE DELIVERED               RECEIVED          1998            1998            1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
 10/05/98          860,000 Swiss Franc              620,267         622,963            --           (2,696)
                                               ------------    ------------     ----------     ------------
                                                   $718,609        $722,725            --          $(4,116)
                                               ============    ============     ==========     ============

NOTE 7--SUBSEQUENT EVENT

  On August 13, 1998, Societe Generale Asset Management S.A., parent company of SGAM Corp., announced that it and Mr. Jean-Marie Eveillard, the Chief Executive Officer and a shareholder of SGAM Corp., had signed an agreement (the "Purchase Agreement") with Liberty Financial Companies, Inc. ("Liberty Financial") pro-viding for Liberty Financial's purchase of all the outstanding shares of SGAM Corp.

  If the stock purchase contemplated by the Purchase Agreement occurs, SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund will be reorganized to become separate funds within the Colonial family of mutual funds sponsored by Liberty Financial's subsidiary, The Colonial Group, Inc. SGAM Corp. will continue as investment adviser to the successor Colonial Funds, with the same investment objectives, portfolio managers and investment process and with sub-stantially the same investment policies. Colonial Management Associates, Inc. ("Colonial") and its affiliates will provide administrative, distribution and other non-investment advisory services to the successor funds.

                               SoGen Funds, Inc.

NOTE 7--SUBSEQUENT EVENT (continued)

  The Agreement also provides for the merger of SoGen Money Fund into the ex-isting Colonial Money Market Fund managed by Stein Roe & Farnham Incorporated, another affiliate of Liberty Financial.

  The Board of Directors of SoGen Funds, Inc. approved the reorganizations of SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund and the merger of SoGen Money Fund into the Colonial Money Market Fund. Such proposal has been submitted to the shareholders of the respective Funds for approval at a special meeting of shareholders to be held on December 18, 1998.

                               SoGen Funds, Inc.

                              FINANCIAL HIGHLIGHTS

                           SIX MONTHS ENDED
                          SEPTEMBER 30, 1998
                              (UNAUDITED)                         YEAR ENDED MARCH 31,
                          ------------------         --------------------------------------------------
                          CLASS A      CLASS I ^      1998     1997     1996     1995        1994
                          ---------    ----------    -------  -------  -------  ------  ---------------
SOGEN INTERNATIONAL FUND
SELECTED PER SHARE DATA
 Net asset value,
  beginning of period...     $27.42        $24.59     $26.68   $26.09   $23.20  $23.32      $20.12
                          ---------     ---------    -------  -------  -------  ------      ------
 Income from investment
  operations:
 Net investment income..       1.12          0.04       1.47     0.76     1.06    0.10        0.53
 Net realized and
  unrealized gains
  (losses) on
  investments...........      (4.31)        (2.29)      2.10     1.66     3.37    0.49        3.37
                          ---------     ---------    -------  -------  -------  ------      ------
  Total from investment
   operations...........      (3.19)        (2.25)      3.57     2.42     4.43    0.59        3.90
                          ---------     ---------    -------  -------  -------  ------      ------
 Less distributions:
 Dividends from net
  investment income.....      (1.07)          --       (1.36)   (1.09)   (0.81)  (0.15)      (0.47)
 Distributions from
  capital gains.........      (0.83)          --       (1.47)   (0.74)   (0.73)  (0.56)      (0.23)
                          ---------     ---------    -------  -------  -------  ------      ------
  Total distributions...      (1.90)          --       (2.83)   (1.83)   (1.54)  (0.71)      (0.70)
                          ---------     ---------    -------  -------  -------  ------      ------
 Net asset value, end of
  period................     $22.33        $22.34     $27.42   $26.68   $26.09  $23.20      $23.32
                          =========     =========    =======  =======  =======  ======      ======
 TOTAL RETURN++.........     (12.27%)#      (9.15%)#    7.74%    9.48%   19.57%   2.63%      19.50%
 RATIOS AND SUPPLEMENTAL
  DATA
 Net assets, end of
  period (millions).....     $2,898            $3     $4,035   $3,908   $3,033  $1,922      $1,781
 Ratio of operating
  expenses to average
  net assets+...........       1.22%*        1.20%*     1.18%    1.21%    1.25%   1.26%       1.28%
 Ratio of net investment
  income to average net
  assets+...............       2.79%*        3.07%*     2.80%    3.08%    3.71%   2.70%       2.34%
 Portfolio turnover
  rate..................       3.84%         3.84%     20.63%   12.85%    9.64%  12.96%      23.96%
 Average commision rate
  paid ^................     $0.011        $0.011     $0.028   $0.003   $0.013     --          --
                           SIX MONTHS ENDED
                          SEPTEMBER 30, 1998                                              PERIOD FROM
                              (UNAUDITED)                 YEAR ENDED MARCH 31,          AUGUST 31, 1993
                          -----------------------    ---------------------------------   TO MARCH 31,
                          CLASS A      CLASS I ^      1998     1997     1996     1995        1994
                          ---------    ----------    -------  -------  -------  ------  ---------------
SOGEN OVERSEAS FUND
SELECTED PER SHARE DATA
 Net asset value,
  beginning of period...     $13.52        $12.31     $13.84   $13.26   $11.65  $11.54      $10.00
                          ---------     ---------    -------  -------  -------  ------      ------
 Income from investment
  operations:
 Net investment income
  (loss)................       0.81          0.01       0.88     0.61     0.48    0.14       (0.01)
 Net realized and
  unrealized gains
  (losses) on
  investments...........      (2.56)        (1.64)      0.31     0.95     1.74    0.04        1.55
                          ---------     ---------    -------  -------  -------  ------      ------
  Total from investment
   operations...........      (1.75)        (1.63)      1.19     1.56     2.22    0.18        1.54
                          ---------     ---------    -------  -------  -------  ------      ------
 Less distributions:
 Dividends from net
  investment income.....      (0.72)          --      (0.825)   (0.60)   (0.44)  (0.05)        --
 Distributions from
  capital gains.........      (0.37)          --      (0.685)   (0.38)   (0.17)  (0.02)        --
                          ---------     ---------    -------  -------  -------  ------      ------
  Total distributions...      (1.09)          --       (1.51)   (0.98)   (0.61)  (0.07)        --
                          ---------     ---------    -------  -------  -------  ------      ------
 Net asset value, end of
  period................     $10.68        $10.68     $13.52   $13.84   $13.26  $11.65      $11.54
                          =========     =========    =======  =======  =======  ======      ======
 TOTAL RETURN++.........     (14.01%)#     (13.24%)#   10.00%   12.16%   19.47%   1.56%      15.35%++
 RATIOS AND SUPPLEMENTAL
  DATA
 Net assets, end of
  period (millions).....       $652            $6     $1,007     $953     $647    $439        $120
 Ratio of operating
  expenses to average
  net assets+...........       1.27%*        1.75%*     1.22%    1.27%    1.37%   1.40%       1.72%*
 Ratio of net investment
  income to average net
  assets+...............       2.47%*        1.30%*     2.20%    2.28%    3.31%   2.29%      (0.23%)*
 Portfolio turnover
  rate..................       5.50%         5.50%     22.13%   15.18%    9.46%   3.16%       6.11%
 Average commission rate
  paid ^................    $0.0229       $0.0229    $0.0177  $0.0207  $0.0190     --          --

-------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                                                                                    PERIOD FROM
                           SIX MONTHS ENDED      YEAR ENDED MARCH 31,             AUGUST 31, 1993
                          SEPTEMBER 30, 1998 ----------------------------------    TO MARCH 31,
                             (UNAUDITED)      1998     1997      1996     1995         1994
                          ------------------ ------   -------   -------  ------   ---------------
SOGEN GOLD FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of period....         $7.31       $10.60    $12.25    $11.28  $11.42       $10.00
                               -------       ------   -------   -------  ------       ------
Income from investment
 operations:
 Net investment income
  (loss)................         (0.01)        0.13      0.26      0.24    0.08        (0.01)
 Net realized and
  unrealized gains
  (losses) on
  investments...........         (0.77)       (3.03)    (1.75)     1.35   (0.10)        1.43
                               -------       ------   -------   -------  ------       ------
  Total from investment
   operations...........         (0.78)       (2.90)    (1.49)     1.59   (0.02)        1.42
                               -------       ------   -------   -------  ------       ------
Less distributions:
 Dividends from net
  investment income.....           --         (0.39)    (0.14)    (0.35)  (0.04)         --
 Distributions from
  capital gains.........           --           --      (0.02)    (0.27)  (0.08)         --
                               -------       ------   -------   -------  ------       ------
  Total distributions...           --         (0.39)    (0.16)    (0.62)  (0.12)         --
                               -------       ------   -------   -------  ------       ------
Net asset value, end of
 period.................         $6.53        $7.31    $10.60    $12.25  $11.28       $11.42
                               =======       ======   =======   =======  ======       ======
TOTAL RETURN++..........        (10.67%)#    (27.23%)  (12.21%)   14.81%  (0.14%)      14.15%++
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of
 period (millions)......           $29          $31       $53       $63     $51          $22
Ratio of operating
 expenses to average net
 assets+................          1.62%*       1.55%     1.45%     1.41%   1.46%        2.27%*
Ratio of net investment
 income to average net
 assets+................          2.79%*       1.47%     1.20%     1.29%   0.79%       (0.32%)*
Portfolio turnover
 rate...................          4.12%        11.2%    16.83%    22.40%  11.56%        4.55%
Average commission rate
 paid ^.................       $0.0013       $0.013   $0.0009   $0.0002     --           --
                                                                                    PERIOD FROM
                           SIX MONTHS ENDED      YEAR ENDED MARCH 31,             AUGUST 31, 1993
                          SEPTEMBER 30, 1998 ----------------------------------    TO MARCH 31,
                             (UNAUDITED)      1998     1997      1996     1995         1994
                          ------------------ ------   -------   -------  ------   ---------------
SOGEN MONEY FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of period....         $1.00        $1.00     $1.00     $1.00   $1.00        $1.00
                               -------       ------   -------   -------  ------       ------
Income from investment
 operations:
 Net investment income..          0.02         0.05      0.05      0.05    0.04         0.01
 Net realized and
  unrealized gains on
  investments...........           --           --        --        --      --           --
                               -------       ------   -------   -------  ------       ------
  Total from investment
   operations...........          0.02         0.05      0.05      0.05    0.04         0.01
                               -------       ------   -------   -------  ------       ------
Less distributions:
 Dividends from net
  investment income.....         (0.02)       (0.05)    (0.05)    (0.05)  (0.04)       (0.01)
 Distributions from
  capital gains.........           --           --        --        --      --           --
                               -------       ------   -------   -------  ------       ------
  Total distributions...         (0.02)       (0.05)    (0.05)    (0.05)  (0.04)       (0.01)
                               -------       ------   -------   -------  ------       ------
Net asset value, end of
 period.................         $1.00        $1.00     $1.00     $1.00   $1.00        $1.00
                               =======       ======   =======   =======  ======       ======
TOTAL RETURN............          4.91%*       4.97%     4.61%     5.03%   4.13%        1.25%++
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of
 period (millions)......           $31          $19       $13        $8     $10           $6
Ratio of operating
 expenses to average net
 assets+................          0.75%*       0.75%     0.75%     0.75%   0.75%        0.75%*
Ratio of net investment
 income to average net
 assets+................          4.91%*       4.92%     4.63%     4.98%   4.14%        2.18%*

-------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                         NOTES TO FINANCIAL HIGHLIGHTS

^ July 31, 1998 inception date for Class I shares.

++Does not give effect to the deduction of the sales load.

* Annualized.

# Not annualized.

++ Total returns disclosed for the period ended March 31, 1994 are not annualized. Annualized total returns for the period ended March 31, 1994 were 26.40%, 24.34% and 2.14% for SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.

^ Average commission rate paid is expressed on a per share basis. Not all com-missions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to Securities and Ex-change Commission disclosure guidelines, average commissions per share are calculated only for the periods subsequent to the year ended March 31, 1995.

+ The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of SoGen Money Fund, without the effect of earnings credits, investment advisory fee waiver and expense reimbursement are as follows:

                             SIX MONTHS ENDED
                            SEPTEMBER 30, 1998
                                (UNAUDITED)              YEAR ENDED MARCH 31,
                            ------------------         -----------------------------
                            CLASS A      CLASS I ^     1998  1997  1996  1995  1994+
                            ---------    ----------    ----  ----  ----  ----  -----
   SoGen International
    Fund...................       1.22%         1.20%  1.19% 1.21% 1.25% 1.26%  1.28%
   SoGen Overseas Fund.....       1.27%         1.75%  1.22% 1.27% 1.38% 1.40%  1.72%
   SoGen Gold Fund.........       1.63%          --    1.56% 1.46% 1.43% 1.46%  2.27%
   SoGen Money Fund........       0.82%          --    1.01% 1.14% 0.97% 1.55%  4.00%

   The ratio of net investment income to average net assets without the effect of earnings credits, and in the case of SoGen Money Fund, without the ef-fect of earnings credits, investment advisory fee waiver and expense reim-bursement are as follows:

                             SIX MONTHS ENDED
                            SEPTEMBER 30, 1998
                                (UNAUDITED)              YEAR ENDED MARCH 31,
                            ------------------         -----------------------------
                            CLASS A      CLASS I ^     1998  1997  1996  1995  1994+
                            ---------    ----------    ----  ----  ----  ----  -----
   SoGen International
    Fund...................       2.78%         3.06%  2.80% 3.08% 3.71% 2.70%  2.34%
   SoGen Overseas Fund.....       2.47%         1.30%  2.20% 2.27% 3.30% 2.29% (0.23%)
   SoGen Gold Fund.........       2.78%          --    1.46% 1.19% 1.26% 0.79% (0.32%)
   SoGen Money Fund........       4.84%          --    4.66% 4.26% 4.76% 3.34% (1.07%)

+ For the period from August 31, 1993 to March 31, 1994 for SoGen Overseas
  Fund, SoGen Gold Fund and SoGen Money Fund.
--------
See Notes to Financial Statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                               SoGen Funds, Inc.
                          1221 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10020

DIRECTORS AND OFFICERS

DIRECTORS
Philippe Collas                Dominique Raillard
Jean-Marie Eveillard           Nathan Snyder
Fred J. Meyer

OFFICERS
Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Ignatius Chithelen...............................................Vice President
Sean J. McKeown..................................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Elizabeth Tobin..................................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Carol Moreno................................................Assistant Secretary
Warren Chan.................................................Assistant Treasurer

INVESTMENT ADVISER                        UNDERWRITER
Societe Generale Asset Management Corp.   SG Cowen Securities Corporation
1221 Avenue of the Americas               1221 Avenue of the Americas
New York, NY 10020                        New York, NY 10020


LEGAL COUNSEL                             INDEPENDENT AUDITORS
Dechert Price & Rhoads                    KPMG Peat Marwick LLP
30 Rockefeller Plaza                      345 Park Avenue
New York, NY 10112                        New York, NY 10154


DOMESTIC CUSTODIAN                        GLOBAL CUSTODIAN
Investors Fiduciary Trust Company         The Chase Manhattan Bank
801 Pennsylvania                          4 Chase MetroTech Center
Kansas City, MO 64105                     Brooklyn, NY 11245

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143

The financial information included herein is taken from the records of the Funds without examination by the Funds' independent auditors, who do not ex-press an opinion thereon.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen Funds, Inc.

SOGEN FUNDS, INC.

1221 Avenue of the Americas
New York, NY 10020
(800) 334-2143





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